              As filed with the Securities and Exchange Commission.
                                                `33 Act Registration No. 2-51911
                                               `40 Act Registration No. 811-2804
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 38 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 39


                         NATIONWIDE DC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

           immediately upon filing pursuant to paragraph (b) of Rule 485
------


   X       on January 1, 1997, pursuant to paragraph (b) of Rule 485
------



           60 days after filing pursuant to paragraph (a)(1) of Rule 485
------
           on (date), pursuant to paragraph (a)(1) of Rule 485
------
The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

--------------------------------------------------------------------------------

                                1 of 134

                         NATIONWIDE DC VARIABLE ACCOUNT
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4




N-4 ITEM                                                                                              PAGE
Part A  INFORMATION REQUIRED IN A PROSPECTUS
      Item    1.  Cover page.....................................................................        6
      Item    2.  Definitions....................................................................        7
      Item    3.  Synopsis or Highlights.........................................................       17
      Item    4.  Condensed Financial Information................................................       18
      Item    5.  General Description of Registrant, Depositor, and Portfolio Companies .........       25
      Item    6.  Deductions and Expenses........................................................       26
      Item    7.  General Description of Variable Annuity Contracts..............................       28
      Item    8.  Annuity Period.................................................................       30
      Item    9.  Death Benefit..................................................................       30
      Item   10.  Purchases and Contract Value...................................................       30
      Item   11.  Redemptions....................................................................       31
      Item   12.  Taxes..........................................................................       37
      Item   13.  Legal Proceedings..............................................................       38
      Item   14.  Table of Contents of the Statement of Additional Information...................       38

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
      Item   15.  Cover Page.....................................................................       45
      Item   16.  Table of Contents..............................................................       45
      Item   17.  General Information and History................................................       45
      Item   18.  Services.......................................................................       45
      Item   19.  Purchase of Securities Being Offered...........................................       45
      Item   20.  Underwriters...................................................................       46
      Item   21.  Calculation of Performance.....................................................       46
      Item   22.  Annuity Payments...............................................................       52
      Item   23.  Financial Statements...........................................................       53

Part C  OTHER INFORMATION
      Item   24.  Financial Statements and Exhibits..............................................       97
      Item   25.  Directors and Officers of the Depositor........................................       99
      Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.      101
      Item   27.  Number of Contract Owners......................................................      110
      Item   28.  Indemnification................................................................      110
      Item   29.  Principal Underwriters.........................................................      110
      Item   30.  Location of Accounts and Records...............................................      112
      Item   31.  Management Services............................................................      112
      Item   32.  Undertakings...................................................................      112



                                    2 of 134

                       SUPPLEMENT DATED JANUARY 1, 1997 TO
                        PROSPECTUS DATED NOVEMBER 2, 1996


                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANIES

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future references.

1. Effective January 1, 1997, the Underlying Mutual Fund options TWENTIETH CENTURY GROWTH INVESTORS, TWENTIETH CENTURY ULTRA INVESTORS and TWENTIETH CENTURY SELECT INVESTORS will change their names to AMERICAN
         CENTURY: TWENTIETH CENTURY GROWTH, AMERICAN CENTURY: TWENTIETH CENTURY ULTRA, and AMERICAN CENTURY: TWENTIETH CENTURY SELECT, respectively. Accordingly, any and all references to Twentieth Century Growth Investors and Twentieth Century Ultra Investors located in the Prospectus are hereby amended to reflect this name change.

2. Paragraph 2 on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

         Purchase Payments are allocated to the Nationwide DC Variable Account (the "Variable Account"). The Variable Account is a unit investment trust with 48 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company (the "Company") under each Sub-Account will be invested in the specified management investment company (see Appendix of Participating Underlying Mutual Funds).

3. The UNDERLYING MUTUAL FUND ANNUAL EXPENSE table located on pages 5 and 6 of the Prospectus is hereby amended to include the following information:

                                                     ----------------------------------------------
                                                     Management        Other         Total Fund
                                                        Fees          Expenses     Annual Expenses
           ----------------------------------------------------------------------------------------
           Neuberger & Berman - Guardian Trust          0.84%            0.10%             0.94%
           ----------------------------------------------------------------------------------------
           Neuberger & Berman - Manhattan Trust         0.60%            0.52%             1.12%
           ----------------------------------------------------------------------------------------
           Neuberger & Berman - Partners Trust          0.63%            0.34%             0.97%
           ----------------------------------------------------------------------------------------

4. The Example table located on page 9 of the Prospectus is hereby amended to include the following information:

                                                  ----------------------------------------
                                                     If you surrender your Contract
                                                  at the end of the applicable time period
                                                  ----------------------------------------
                                                      1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
         ---------------------------------------------------------------------------------
         Neuberger & Berman - Guardian Trust           60      102      146      269
         ---------------------------------------------------------------------------------
         Neuberger & Berman - Manhattan Trust          62      107      156      288
         ---------------------------------------------------------------------------------
         Neuberger & Berman - Partners Trust           60      103      148      272
         ---------------------------------------------------------------------------------



                                    3 of 134

5. The Example table located on page 10 of the Prospectus is hereby amended to include the following information:

                                                   ----------------------------------------
                                                       If you surrender your Contract
                                                   at the end of the applicable time period
                                                   ----------------------------------------
                                                   1 Yr.    3 Yrs.      5 Yrs.      10 Yrs.
         ----------------------------------------------------------------------------------
         Neuberger & Berman - Guardian Trust        20        62         106          229
         ----------------------------------------------------------------------------------
         Neuberger & Berman - Manhattan Trust       22        67         116          248
         ----------------------------------------------------------------------------------
         Neuberger & Berman - Partners Trust        20        63         108          232
         ----------------------------------------------------------------------------------

6. The Example table located on page 11 of the Prospectus is hereby amended to include the following information:

                                                   ----------------------------------------
                                                       If you surrender your Contract
                                                   at the end of the applicable time period
                                                   ----------------------------------------
                                                   1 Yr.    3 Yrs.      5 Yrs.      10 Yrs.
         ----------------------------------------------------------------------------------

         Neuberger & Berman - Guardian Trust       20         62         106          229
         ----------------------------------------------------------------------------------
         Neuberger & Berman - Manhattan Trust      22         67         116          248
         ----------------------------------------------------------------------------------
         Neuberger & Berman - Partners Trust       20         63         108          232
         ----------------------------------------------------------------------------------

7. Paragraph 2 in the SYNOPSIS located on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

         Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with 48 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified management investment company (see "Appendix of Participating Underlying Mutual Funds").

8. The following footnote is hereby added to the Condensed Financial Information table located on pages 14 through 20 of the Prospectus:

                  Unit value information is not provided for the Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust and Neuberger & Berman Partners Trust funds, as said underlying Mutual Funds were added to the Variable Account effective January 1, 1997.

9. Paragraph 4 of the section entitled THE DC VARIABLE ACCOUNT located on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:

         The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into 48 Sub-Accounts, each of which represents a separate Underlying Mutual Fund (see "Participating Underlying Mutual Funds in the Appendix" for a description of the investment objective of each Underlying Mutual
         Fund).

10. The following investment objectives are hereby added to the APPENDIX located on pages 35 through 40 of the Prospectus:

         NEUBERGER & BERMAN - GUARDIAN TRUST

         The investment objective of the Trust is to seek capital appreciation and, secondarily, current income. The Trust is a growth and income fund that invests in stocks of established, high-quality companies that are not well followed on Wall Street or are temporarily out of favor.

         NEUBERGER & BERMAN - MANHATTAN TRUST
         The investment objective of the Trust is to seek capital appreciation without regard to income. The Trust generally invests in securities of small, medium and large capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.



                                    4 of 134

         NEUBERGER & BERMAN - PARTNERS TRUST

         The investment objective of the Trust is to seek capital growth, through an approach that is intended to increase capital with reasonable risk. The Trust's managers look at fundamentals, focusing particularly on cash flow, return on capital, and asset values.



                                    5 of 134

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                      1-800-545-4730 (TTY: 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                 ISSUED BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

     The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans will generally qualify for favorable tax treatment under Sections 401, 403(b) or 457 of the Internal Revenue Code ("Code"), but may also include other nonqualified deferred compensation plans. Contracts will be issued only to fund deferred compensation plans to employers who are exempt from taxation. The employees are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month. The assets of Code Section 457 Plans are part of the general assets of the Owner, provided however that the Owner must hold all such Plan assets for the exclusive benefit of the Plan's Participants and beneficiaries. Rights and privileges under the Contracts may be exercised by the Owner to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Owner may not take any action inconsistent with the rights of the Plan's Participants. The Participants in such Plans have a contractual claim against the Owner for the benefits promised by such Plans.

     Purchase Payments are allocated to the Nationwide DC Variable Account (the "Variable Account"). The Variable Account is a unit investment trust with 45 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company (the "Company") under each Sub-Account will be invested in the specified management investment company (see Appendix of Participating Underlying Mutual Funds).

     This prospectus provides you with the basic information you should know about the Group Flexible Fund Retirement Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated November 2, 1996 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from the Company by calling the number listed above, or writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 2, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 33 OF THIS PROSPECTUS.

                THE DATE OF THIS PROSPECTUS IS NOVEMBER 2, 1996.

                                    6 of 134

                                GLOSSARY OF TERMS


ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account of the Variable Account. It is the unit of measurement used to determine the value of a Contract and each Participant Account.

ACTUARIAL RISK FEE- A charge made for mortality and expense risk and administration of the Variable Account. It is computed on a daily basis and is equal to an annual rate of .95% of the daily net asset value of the Variable Account.

BENEFICIARY- The person named in the application to receive certain benefits under the Contract upon the death of the designated annuitant. The Beneficiary can be changed by the Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the Beneficiary if the named Beneficiary is not living at the time of the death of the designated annuitant.

CONTRACT- The group flexible fund retirement contract issued by the Company to the Owner under which the Company invests Purchase Payments made by the Owner and assists the Owner in making retirement income payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.

CONTRACT DATE- The date shown as the Contract Date in the Contract.

CONTRACT MAINTENANCE CHARGE- The maximum Contract Maintenance Charge is $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants.

CONTRACT YEAR- Each period starting with either (1) the Contract Date or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value under the Contract.

GENERAL ACCOUNT- This is an account comprised of all assets of the Company other than those in any segregated asset account.

GROUP FIXED CONTRACT- The Company's Group Fixed Fund Retirement Contract or Group Fixed Tax Deferred Annuity Contract.

NATIONWIDE DC VARIABLE ACCOUNT ("VARIABLE ACCOUNT")- A segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

OPTIONAL RETIREMENT INCOME FORMS- The method for making annuity payments. Several forms are available under the Contract.

OWNER- The employer or other entity to which the Contract is issued.

PARTICIPANT- An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Owner.

PARTICIPANT ACCOUNT- An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant, under this Contract, other than the purchase and payment of an annuity made from the Company's General Account, are recorded.

PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY- An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

                                    7 of 134

PLAN- A retirement plan which receives favorable tax treatment under the provisions of the Code. The Plan document is referred to in the Contract as the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

RETIREMENT INCOME PAYMENTS- Periodic distributions from a Participant Account made by the Company to the Owner during the Distribution period.

RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.

UNDERLYING MUTUAL FUND- The registered management investment company, specified in the Contract application, in which the assets of a Sub-Account of the Variable Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

                                    8 of 134

                                TABLE OF CONTENTS

GLOSSARY OF TERMS.......................................................................             2
SUMMARY OF CONTRACT EXPENSES............................................................             5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..................................................             6
SYNOPSIS................................................................................            13
CONDENSED FINANCIAL INFORMATION.........................................................            14
NATIONWIDE LIFE INSURANCE COMPANY.......................................................            21
THE DC VARIABLE ACCOUNT.................................................................            21
         Voting Rights..................................................................            21
PERIODIC REPORTS........................................................................            22
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS...........................................            22
         Contingent Deferred Sales Charge...............................................            22
         Contract Maintenance Charge....................................................            22
         Mortality Risk Charge, Expense Risk And Administration Charge..................            23
         Premium Taxes..................................................................            23
         Experience Credits.............................................................            24
         Expenses of the Variable Account...............................................            24
DESCRIPTION OF THE CONTRACTS............................................................            24
         A.   General...................................................................            24
              Purpose of the Contracts..................................................            24
              Modification of the Contract..............................................            24
              Contract Rights and Privileges and Assignments............................            25
              Exchange Privilege........................................................            25
              Suspension and Termination................................................            25
         B.   Participant Account Values................................................            26
              Application of Purchase Payments..........................................            26
              Additional Purchase Payments Prior to Commencement of Annuity Payment.....            26
              Crediting Accumulation Units..............................................            26
              Variable Account Accumulation Unit Value..................................            26
              Allocation of Purchase Payments...........................................            27
              Valuation of an Account...................................................            27
         C.   Redemption of Participant Accounts (Termination)..........................            27
         D.   Distribution of Participant Accounts (Retirement Period)..................            28
              Retirement Income Payments................................................            28
              Election of Income Form and Date..........................................            28
              Allocation of Retirement Income...........................................            28
              Fixed Dollar Annuity......................................................            28
              Minimum Payment...........................................................            28
              Death Benefit Before Retirement...........................................            28
              Optional Retirement Income Forms..........................................            29
              Death of Retired Participant..............................................            29
              Withdrawal................................................................            29
              Frequency of Payment......................................................            30
              Determination of Payouts Under Options A1 & A2............................            30
              Determination of Payouts Under Options B1 & B2............................            30
              Determination of Amount of Variable Monthly Payments For First Year.......            30
              Determination of Amount of Variable Monthly Payments For the Second
                  and Subsequent Years..................................................            30
              Alternate Assumed Investment Rate.........................................            30
GENERAL INFORMATION.....................................................................            31
         Substitution of Securities.....................................................            31
         Performance Advertising........................................................            31
         Contract Owner Inquiries.......................................................            31
         Net Investment Factor..........................................................            32
         Valuation of Assets............................................................            33
         Federal Tax Status.............................................................            33
         Contracts Issued Under the New York Model Plan.................................            34
LEGAL PROCEEDINGS.......................................................................            34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................            34
APPENDIX................................................................................            35

                                    9 of 134

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
         Maximum Deferred Sales Charge(1) ..............       5%
         (as a percentage of Purchase Payments)
CONTRACT MAINTENANCE CHARGE(2) .........................   $  15
(Per Participant Anniversary)
VARIABLE ACCOUNT ANNUAL EXPENSES(3)
(as a percentage of average account value)
         Mortality and Expense Risk Fees .............      0.50%
                                                           -----
         Administration Charge .......................      0.45%
                                                           -----
         Total Variable Account Annual Expenses ......      0.95%
                                                           -----

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(4)
                          (After Expense Reimbursement)
         (as a percentage of Underlying Mutual Fund average net assets)

                                                          ------------------------------------------------------------------------
                                                          Management Fees   Other Expenses          12b-1 Fees        Total Fund
                                                                                                                   Annual Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                   0.62%             0.04%                  0.00%             0.66%
----------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                      0.61%             0.09%                  0.00%             0.70%
----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.(5)                          0.35%             0.11%                  0.23%             0.69%
----------------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                              0.63%             0.15%                  0.12%             0.90%
----------------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund          0.49%             0.25%                  0.00%             0.74%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                        0.20%             0.00%                  0.00%             0.20%
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                           0.75%             0.37%                  0.00%             1.12%
----------------------------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                0.98%             0.21%                  0.00%             1.19%
----------------------------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                      0.40%             0.18%                  0.00%             0.58%
----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund:  2-5 Years          0.40%             0.18%                  0.00%             0.58%
- Institutional Shares
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                     0.72%             0.25%                  0.00%             1.00%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                 0.70%             0.30%                  0.00%             1.00%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                            0.70%             0.27%                  0.00%             0.97%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    0.44%             0.23%                  0.00%             0.67%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                             0.51%             0.23%                  0.00%             0.74%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                      0.73%             0.19%                  0.00%             0.92%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                         0.53%             0.29%                  0.00%             0.82%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                          0.46%             0.21%                  0.00%             0.67%
----------------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.(2)                         0.38%             0.13%                  0.24%             0.75%
----------------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.(2)                         0.32%             0.10%                  0.23%             0.65%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.(2)                        0.45%             0.25%                  0.25%             0.94%
----------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                     0.66%             0.25%                  0.00%             0.91%
----------------------------------------------------------------------------------------------------------------------------------

                                   10 of 134

                                                           ----------------------------------------------------------------------
                                                           Management     Other Expenses         12b-1 Fees          Total Fund
                                                              Fees                                                Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                             0.67%            0.35%                0.00%              1.02%
---------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              0.38%            0.11%                0.00%              0.49%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A(2)        0.31%            0.23%                0.29%              0.83%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A(2)                  0.43%            0.29%                0.25%              0.97%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A(2)                           0.45%            0.34%                0.31%              1.10%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                        0.50%            0.21%                0.00%              0.71%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                             0.50%            0.13%                0.00%              0.63%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                      0.50%            0.16%                0.00%              0.66%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                0.45%            0.17%                0.00%              0.62%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                              0.72%            0.12%                0.00%              0.84%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                       0.80%            0.22%                0.00%              1.02%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                        0.76%            0.11%                0.00%              0.87%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                               0.61%            0.13%                0.25%              0.99%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                 0.53%            0.29%                0.25%              1.07%
---------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds -S&P 500 Index Portfolio(2)                   0.15%            0.10%                0.00%              0.25%
---------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                          0.49%            0.28%                0.23%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                1.00%            0.24%                0.00%              1.24%
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                     0.69%            0.20%                0.00%              0.89%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund  - Class I                             0.63%            0.27%                0.25%              1.15%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund, Inc.                 0.75%            0.25%                0.25%              1.36%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                            1.00%            0.00%                0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                            1.00%            0.00%                0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                             1.00%            0.00%                0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------

(1)   Imposed only when it is applicable (see "Contingent Deferred Sales
      Charge").


(2) The Contract Maintenance Charge, if applicable, will also be assessed on the date that amounts held with respect to a Participant are fully withdrawn from the Contract (see "Contract Maintenance Charge").

                                   11 of 134

(3) If the total assets of a Plan as of June 30, 1996, or as of a later date mutually agreeable to the Owner and the Company, exceed $10 million, the 0.45% Administration Charge and the total Variable Account Annual Expense ("Actuarial Risk Fee") will be reduced on a sliding scale on November 2, 1996, or on such later date mutually agreeable to the Owner and the Company, as follows:


------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                      Administrative Charge (as a portion      Actuarial
                           Assets                                            of the Actuarial risk fee)         Risk Fee

------------------------------------------------------------------------------------------------------------------------
Greater than $10 million but less than or equal to $25 million                         .40                        .90
------------------------------------------------------------------------------------------------------------------------
Greater than $25 million but less than or equal to $50 million                         .30                        .80
------------------------------------------------------------------------------------------------------------------------
Greater than $50 million but less than or equal to $150 million                        .20                        .70
------------------------------------------------------------------------------------------------------------------------
Greater than $150 million                                                              .15                        .65
------------------------------------------------------------------------------------------------------------------------



      Following this initial reduction, if total assets of a Plan under the Program as of December 31 of each year exceed $10 million, the Administration Charge and the total Variable Account Annual Expense will be reduced as set forth above on May 1 of each succeeding year.


      For new Contracts issued on or after the effective date of the reduction, the Administration charge and correspondingly the Total Variable Account Annual Expense (Total Actuarial Risk Fee) shall be determined at the issuance of the Contract and thereafter each year based upon the total assets of the Plan under the Program as of December 31. Any reduction or increase based on assets on December 31 of each year will be effective on May 1 of the succeeding year.


(4) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level. The following funds are subject to fee waivers or expense reimbursement arrangements:

-----------------------------------------------------------------------------------------------------------------
                 FUND                                                           EXPENSES WITHOUT
                                                                             REIMBURSEMENT OR WAIVER
-----------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                The Fund is currently waiving a portion of its fees.
                                                            Had there been no fee waivers during the year,
                                                            management fees would have been 0.63% of average net
                                                            assets.
-----------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                   The Fund is currently waiving a portion of its fees.
                                                            Had there been no fee waivers during the year,
                                                            management fees would have been 0.63% of average net
                                                            assets.
-----------------------------------------------------------------------------------------------------------------
Federated GNMA Trust - Institutional Shares                 The total operating expenses would have been 0.80%
                                                            absent the voluntary waiver of a portion of the
                                                            shareholder service fee.
-----------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -      The total operating expenses would have been 0.79%
Institutional Shares                                        absent the voluntary waiver of a portion of the
                                                            shareholder service fee.
-----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                 The Fund has entered into arrangements with its
                                                            custodian and transfer agent whereby interest earned
                                                            on uninvested cash balances is used to reduce
                                                            custodian and transfer agent expenses. Including these
                                                            reductions, the total operating expenses presented in
                                                            the table would have been 0.68%.
-----------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                          The Fund has entered into arrangements with its
                                                            custodian and transfer agent whereby interest earned
                                                            on uninvested cash balances is used to reduce
                                                            custodian and transfer agent expenses. Including these
                                                            reductions, the total operating expenses presented in
                                                            the table would have been 0.75%.
-----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                   The Fund has entered into arrangements with its
                                                            custodian and transfer agent whereby interest earned
                                                            on uninvested cash balances is used to reduce
                                                            custodian and transfer agent expenses. Including these
                                                            reductions, the total operating expenses presented in
                                                            the table would have been 0.95%.
-----------------------------------------------------------------------------------------------------------------

                                    12 of 134

-----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                      The Fund has entered into arrangements with its
                                                            custodian and transfer agent whereby interest earned
                                                            on uninvested cash balances is used to reduce
                                                            custodian and transfer agent expenses. Including these
                                                            reductions, the total operating expenses presented in
                                                            the table would have been 0.83%.
-----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                       The Fund has entered into arrangements with its
                                                            custodian and transfer agent whereby interest earned
                                                            on uninvested cash balances is used to reduce
                                                            custodian and transfer agent expenses. Including these
                                                            reductions, the total operating expenses presented in
                                                            the table would have been 0.69%.
-----------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                        The management fee paid by the Fund has been reduced
                                                            to an annual rate of 0.45% on daily net assets over $2
                                                            billion, and to an annual rate of 0.40% on daily net
                                                            assets over $4 billion. In the absence of the
                                                            voluntary expense limitation, the Fund's "Management
                                                            Fee" and "Total Fund Operating Expenses" would have
                                                            been 0.48% and 0.97% respectively.
-----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock                        The Fund's custodian fee will be reduced based upon
Fund - Class A                                              the amount of cash maintained by the Fund.
-----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund                            Currently, 0.10% of the distribution/service fee
                                                            is being waived.
-----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                            The Fund's custodian fee will be reduced based upon
                                                            the amount of cash maintained by the Fund.
-----------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                              The Fund will waive 0.05% of the total 0.50%
                                                            management fee until further notice.
-----------------------------------------------------------------------------------------------------------------


The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

(5) The Manager and Administrator have voluntarily waived their fees to limit new operating expenses to no more than 0.25% of average net assets of the Portfolio. Waivers by both the Manager and Administrator are voluntary and may be terminated at any time.

                                   13 of 134

                                    EXAMPLE
The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                -------------------------------------------
                                                                     If you surrender your Contract
                                                                at the end of the applicable time period
                                                                -------------------------------------------
                                                                1 Yr.       3 Yrs.       5 Yrs.     10 Yrs.
                                                                -------------------------------------------
AIM Constellation Fund - Institutional Class                      57          93          131         238
-----------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                         57          94          133         242
-----------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                57          94          132         241
-----------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund             58          95          135         247
-----------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                           52          78          106         185
-----------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                              62         107          156         288
-----------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                   63         110          159         296
-----------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                         56          90          127         229
-----------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -            56          90          127         229
Institutional Shares
-----------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                        60         103          148         272
-----------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                    61         104          149         275
-----------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                               60         103          148         272
-----------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                       57          93          132         240
-----------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                58          96          137         250
-----------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                          60         103          148         272
-----------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                            59          98          139         254
-----------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                             57          94          132         241
-----------------------------------------------------------------------------------------------------------
The Growth Fund of America(R)Inc.                                 58          96          136         248
-----------------------------------------------------------------------------------------------------------
The Income Fund of America(R)Inc.                                 57          92          130         237
-----------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                              60         102          146         269
-----------------------------------------------------------------------------------------------------------
Janus Fund                                                        60         101          144         265
-----------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                 61         104          150         277
-----------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                  55          87          122         218
-----------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A               59          98          140         257
-----------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                         60         103          148         272
-----------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                  62         107          154         286
-----------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                            58          94          134         243
-----------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                 57          92          129         234
-----------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                          57          93          131         238
-----------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                    57          91          129         233
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                                  59          99          141         259
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                           61         104          150         277
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                            59          99          142         261
-----------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                       60         100          144         264
-----------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                   60         103          149         274
-----------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                     61         106          153         283
-----------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                           53          80          108         191
-----------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                              61         104          149         275
-----------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                    63         111          162         301
-----------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                         60         101          144         265
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                  62         108          157         291
-----------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                           64         115          168         314
-----------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                                61         104          149         275
-----------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                                61         104          149         275
-----------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                                 61         104          149         275
-----------------------------------------------------------------------------------------------------------

                                   14 of 134

                                EXAMPLE CONTINUED

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                              -------------------------------------------
                                                                If you do not surrender your Contract
                                                               at the end of the applicable time period
                                                              -------------------------------------------
                                                              1 Yr.       3 Yrs.      5 Yrs.      10 Yrs.
---------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                    17          53          91          198
---------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                       17          54          93          202
---------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                              17          54          92          201
---------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund           18          55          95          207
---------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                         12          38          66          145
---------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                            22          67         116          248
---------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                 23          70         119          256
---------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                       16          50          87          189
---------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -          16          50          87          189
Institutional Shares
---------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                      20          63         108          232
---------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                  21          64         109          235
---------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                             20          63         108          232
---------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     17          53          92          200
---------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                              18          56          97          210
---------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                        20          63         108          232
---------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                          19          58          99          214
---------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           17          54          92          201
---------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                             18          56          96          208
---------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                             17          52          90          197
---------------------------------------------------------------------------------------------------------
INVESCO  Industrial Income Fund, Inc.                           20          62         106          229
---------------------------------------------------------------------------------------------------------
Janus Fund                                                      20          61         104          225
---------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                               21          64         110          237
---------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                15          47          82          178
---------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A             18          58         100          217
---------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                       20          63         108          232
---------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                22          67         114          246
---------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                          18          54          94          203
---------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                               17          52          89          194
---------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                        17          53          91          198
---------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                  17          51          89          193
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                                19          59         101          219
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                         21          64         110          237
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                          19          59         102          221
---------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                     20          60         104          224
---------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                 20          63         109          234
---------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                   21          66         113          243
---------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                         13          40          68          151
---------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                            21          64         109          235
---------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                  23          71         122          261
---------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                       20          61         104          225
---------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                22          68         117          251
---------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                         24          75         128          274
---------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                              21          64         109          235
---------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                              21          64         109          235
---------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                               21          64         109          235
---------------------------------------------------------------------------------------------------------

                                   15 of 134

                                EXAMPLE CONTINUED

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.


                                                               ------------------------------------------
                                                                     If you annuitize your Contract
                                                                at the end of the applicable time period
                                                               ------------------------------------------
                                                               1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
---------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                    17          53          91           198
---------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                       17          54          93           202
---------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                              17          54          92           201
---------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund           18          55          95           207
---------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                         12          38          66           145
---------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                            22          67         116           248
---------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                 23          70         119           256
---------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                       16          50          87           189
---------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -          16          50          87           189
Institutional Shares
---------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                      20          63         108           232
---------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                  21          64         109           235
---------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                             20          63         108           232
---------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     17          53          92           200
---------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Fund                                   18          56          97           210
---------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                        20          63         108           232
---------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                          19          58          99           214
---------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           17          54          92           201
---------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                             18          56          96           208
---------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                             17          52          90           197
---------------------------------------------------------------------------------------------------------
INVESCO  Industrial Income Fund, Inc.                           20          62         106           229
---------------------------------------------------------------------------------------------------------
Janus Fund                                                      20          61         104           225
---------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                               21          64         110           237
---------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                15          47          82           178
---------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A             19          58         100           217
---------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                       20          63         108           232
---------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                22          67         114           246
---------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                          18          54          94           203
---------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                               17          52          89           194
---------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                        17          53          91           198
---------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                  17          51          89           193
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                                19          59         101           219
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                         21          64         110           237
---------------------------------------------------------------------------------------------------------
Neuberger & Berman Partner's Fund, Inc.                         19          59         102           221
---------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                     20          60         104           224
---------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                 20          63         109           234
---------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                   21          66         113           243
---------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                         13          40          68           151
---------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                            21          64         109           235
---------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                  23          71         122           261
---------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                       20          61         104           225
---------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                22          68         117           251
---------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                         24          75         128           274
---------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                              21          64         109           235
---------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                              21          64         109           235
---------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                               21          64         109           235
---------------------------------------------------------------------------------------------------------

         The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                   16 of 134

         The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Table reflects expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Charges and Other Deductions." For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                   17 of 134

                                    SYNOPSIS

     The Contracts described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans generally will qualify for favorable tax treatment under Section 401, 403(b), or 457 of the Code, but may also include other nonqualified deferred compensation plans. Contracts will be issued only to employers who are exempt from taxation to fund deferred compensation plans. The employees are generally not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with 45 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified management investment company (see "Appendix of Participating Underlying Mutual Funds").

     The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of such Contracts is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value a Contingent Deferred Sales Charge equal to not more than 5% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

     A Contract Maintenance Charge may be deducted each year from a Participant Account (see "Contract Maintenance Charge"). Any applicable premium taxes can be deducted and will be charge against the Contracts. If any such premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made from the Contract prior to allocation to any Underlying Mutual Fund option (see "Premium Taxes".)

     A daily deduction is made from the Variable Account in an amount equivalent to 0.95% per year for the Company's contractual promises to accept the mortality and expense risks and for administration of the Variable Account (see "Expense Risk Charge", "Mortality Risk Charge" and "Administration Charge"). In addition, the investment companies whose shares are purchased by the Variable Account make certain deductions from their assets.

     The Contracts provide that the mortality basis, minimum death benefits and the deductions made from Purchase Payments, Participants' Accounts, the Contingent Deferred Sales Charges, Contract Maintenance Charges, Expense Risk Charges, Mortality Risk Charges and Administration Charges may be changed by the Company after the first Contract Year (see "Modification of the Contract").

                                   18 of 134

        CONDENSED FINANCIAL INFORMATION - NATIONWIDE DC VARIABLE ACCOUNT Accumulation Unit Values (For an Accumulation Unit outstanding throughout the period)

                            ACCUMULATION          ACCUMULATION           NUMBER OF
                             UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                            AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
=================================================================================================
AIM                           1.316836              1.776138             3,214,050           1995
                            ---------------------------------------------------------------------
Constellation Fund -          1.305850              1.316836             1,607,538           1994
                            ---------------------------------------------------------------------
Institutional Class           1.120568              1.305850             1,341,351           1993
                            ---------------------------------------------------------------------
                              1.000000              1.120568                     0           1992
=================================================================================================
AIM                           1.035886              1.389659             1,097,067           1995
                            ---------------------------------------------------------------------
Weingarten  Fund -            1.044414              1.035886               870,956           1994
                            ---------------------------------------------------------------------
Institutional Class           1.034606              1.044414               936,998           1993
                            ---------------------------------------------------------------------
                              1.000000              1.034606                     0           1992
=================================================================================================
The Bond Fund                 1.741422              2.039710             7,434,474           1995
                            ---------------------------------------------------------------------
of America(SM) Inc.           1.850918              1.741422             7,880,903           1994
                            ---------------------------------------------------------------------
                              1.637181              1.850918             8,560,956           1993
                            ---------------------------------------------------------------------
                              1.484255              1.637181             6,077,266           1992
                            ---------------------------------------------------------------------
                              1.238222              1.484255             5,128,071           1991
                            ---------------------------------------------------------------------
                              1.208717              1.238222             5,102,901           1990
                            ---------------------------------------------------------------------
                              1.109668              1.208717             3,105,875           1989
                            ---------------------------------------------------------------------
                              1.011923              1.109668             1,113,940           1988
                            ---------------------------------------------------------------------
                              1.000000              1.011923               173,764           1987
=================================================================================================
Davis New York                0.966146              1.345221             1,771,764           1995
                            ---------------------------------------------------------------------
Venture                       0.994508              0.966146               720,917           1994
                            ---------------------------------------------------------------------
Fund, Inc.                    1.000000              0.994508                 5,626           1993
=================================================================================================
Delaware Group                1.449372              1.910384               100,636           1995
                            ---------------------------------------------------------------------
Decatur Fund, Inc. -          1.473401              1.449372               104,006           1994
                            ---------------------------------------------------------------------
Decatur Income Fund           1.289480              1.473401               281,500           1993
                            ---------------------------------------------------------------------
Institutional Class           1.196471              1.289480               162,528           1992
                            ---------------------------------------------------------------------
                              0.991871              1.196471               106,856           1991
                            ---------------------------------------------------------------------
                              1.142606              0.991871                16,158           1990
                            ---------------------------------------------------------------------
                              1.000000              1.142606                     0           1989
=================================================================================================
Dreyfus                       1.057458              1.110383             2,561,760           1995
                            ---------------------------------------------------------------------
Cash                          1.025704              1.057458             2,324,960           1994
                            ---------------------------------------------------------------------
Management* - Class A         1.003770              1.025704                25,763           1993
                            ---------------------------------------------------------------------
                              1.000000              1.003770                     0           1992
=================================================================================================
The Dreyfus                   1.663803              2.238323             6,501,520           1995
                            ---------------------------------------------------------------------
Third Century                 1.814915              1.663803             6,965,653           1994
                            ---------------------------------------------------------------------
Fund, Inc.                    1.740666              1.814915             8,765,880           1993
                            ---------------------------------------------------------------------
                              1.723855              1.740666             9,137,872           1992
                            ---------------------------------------------------------------------
                              1.259983              1.723855             5,165,976           1991
                            ---------------------------------------------------------------------
                              1.228377              1.259983             4,118,236           1990
                            ---------------------------------------------------------------------
                              1.057519              1.228377             1,659,197           1989
                            ---------------------------------------------------------------------
                              0.866121              1.057519               618,691           1988
                            ---------------------------------------------------------------------
                              1.000000              0.866121                63,671           1987
-------------------------------------------------------------------------------------------------

*The 7-day yield on the Dreyfus Cash Management Fund as of December 31, 1995 was 4.68%.

                                   19 of 134

                             ACCUMULATION          ACCUMULATION           NUMBER OF
                              UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                             AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                 OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
==================================================================================================
The Evergreen                  1.419467              1.741651               3,257,653         1995
                            ----------------------------------------------------------------------
Total Return                   1.531292              1.419467               4,439,096         1994
                            ----------------------------------------------------------------------
Fund - Class Y                 1.368966              1.531292               7,948,202         1993
                            ----------------------------------------------------------------------
                               1.256090              1.368966               6,846,744         1992
                            ----------------------------------------------------------------------
                               1.031024              1.256090               7,328,719         1991
                            ----------------------------------------------------------------------
                               1.110904              1.031024              13,632,891         1990
                            ----------------------------------------------------------------------
                               0.959913              1.110904              10,256,138         1989
                            ----------------------------------------------------------------------
                               0.837244              0.959913               5,595,414         1988
                            ----------------------------------------------------------------------
                               1.000000              0.837244               2,115,006         1987
==================================================================================================
The Institutional Shares       1.081229              1.243001                 508,686         1995
                            ----------------------------------------------------------------------
of Federated                   1.119643              1.081229                 422,171         1994
                            ----------------------------------------------------------------------
GNMA Trust                     1.061001              1.119643                 497,960         1993
                            ----------------------------------------------------------------------
                               1.000000              1.061001                 305,851         1992
==================================================================================================
Federated U.S.                 0.991595              1.115461               1,877,483         1995
                            ----------------------------------------------------------------------
Government Securities          1.020623              0.991595               1,280,899         1994
                            ----------------------------------------------------------------------
Fund: 2-5 Years -              1.000000              1.020623                 696,793         1993
Institutional Shares
==================================================================================================
Fidelity Asset                 0.958564              1.121926               5,838,128         1995
                            ----------------------------------------------------------------------
Manager(TM)                    1.036089              0.958564               3,916,306         1994
                            ----------------------------------------------------------------------
                               1.000000              1.036089                  79,714         1993
==================================================================================================
Fidelity Capital               3.210584              3.712491                 463,343         1995
                            ----------------------------------------------------------------------
& Income Fund                  3.397953              3.210584                 561,985         1994
                            ----------------------------------------------------------------------
                               2.746533              3.397953                 925,953         1993
                            ----------------------------------------------------------------------
                               2.165417              2.746533               1,032,492         1992
                            ----------------------------------------------------------------------
                               1.684020              2.165417               1,471,867         1991
                            ----------------------------------------------------------------------
                               1.768220              1.684020               4,160,164         1990
                            ----------------------------------------------------------------------
                               1.843890              1.768220               4,943,976         1989
                            ----------------------------------------------------------------------
                               1.653959              1.843890               4,248,205         1988
                            ----------------------------------------------------------------------
                               1.649063              1.653959               3,210,794         1987
                            ----------------------------------------------------------------------
                               1.411482              1.649063               1,810,114         1986
==================================================================================================
Fidelity                       1.263308              1.705419              62,585,233         1995
                            ----------------------------------------------------------------------
Contrafund                     1.289799              1.263308              40,927,857         1994
                            ----------------------------------------------------------------------
                               1.072342              1.289799              14,514,807         1993
                            ----------------------------------------------------------------------
                               1.000000              1.072342                 186,872         1992
==================================================================================================
Fidelity                       3.424310              4.471070              35,553,370         1995
                            ----------------------------------------------------------------------
Equity-Income                  3.448520              3.424310              34,056,352         1994
                            ----------------------------------------------------------------------
Fund                           2.869860              3.448520              41,743,016         1993
                            ----------------------------------------------------------------------
                               2.526472              2.869860              36,410,831         1992
                            ----------------------------------------------------------------------
                               1.971024              2.526472              40,239,204         1991
                            ----------------------------------------------------------------------
                               2.314450              1.971024              65,533,870         1990
                            ----------------------------------------------------------------------
                               1.968876              2.314450              62,489,636         1989
                            ----------------------------------------------------------------------
                               1.622650              1.968876              66,300,418         1988
                            ----------------------------------------------------------------------
                               1.665429              1.622650              55,094,558         1987
                            ----------------------------------------------------------------------
                               1.436150              1.665429              33,659,577         1986
--------------------------------------------------------------------------------------------------

                                   20 of 134

                             ACCUMULATION          ACCUMULATION           NUMBER OF
                              UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                             AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                 OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
==================================================================================================
Fidelity                       1.255568              1.683805               4,155,413         1995
                         -------------------------------------------------------------------------
Growth &                       1.239420              1.255568               2,808,994         1994
                         -------------------------------------------------------------------------
Income Portfolio               1.046808              1.239420               1,219,293         1993
                         -------------------------------------------------------------------------
                               1.000000              1.046808                  85,896         1992
==================================================================================================
Fidelity  Magellan(R)          1.275955              1.729361              92,049,788         1995
                         -------------------------------------------------------------------------
Fund                           1.311856              1.275955              68,044,510         1994
                         -------------------------------------------------------------------------
                               1.062405              1.311856              43,203,753         1993
                         -------------------------------------------------------------------------
                               1.000000              1.062405              10,591,374         1992
==================================================================================================
Fidelity  OTC Portfolio        1.000000              1.219506                  64,305         1995

==================================================================================================
Fidelity Puritan Fund          1.000000              1.126715                       0         1995
==================================================================================================
The Growth                     1.840658              2.366626               6,716,573         1995
                         -------------------------------------------------------------------------
Fund of                        1.857739              1.840658               5,646,915         1994
                         -------------------------------------------------------------------------
America(R), Inc.               1.638011              1.857739               5,353,392         1993
                         -------------------------------------------------------------------------
                               1.539692              1.638011               3,840,212         1992
                         -------------------------------------------------------------------------
                               1.144684              1.539692               1,551,711         1991
                         -------------------------------------------------------------------------
                               1.205372              1.144684                 105,320         1990
                         -------------------------------------------------------------------------
                               1.000000              1.205372                       0         1989
==================================================================================================
The Income                     1.480756              1.893327               8,645,811         1995
                         -------------------------------------------------------------------------
Fund of                        1.533299              1.480756               7,829,528         1994
                         -------------------------------------------------------------------------
America(R), Inc.               1.357846              1.533299               7,258,704         1993
                         -------------------------------------------------------------------------
                               1.223786              1.357846               3,016,773         1992
                         -------------------------------------------------------------------------
                               0.998504              1.223786                 631,336         1991
                         -------------------------------------------------------------------------
                               1.000000              0.998504                       0         1990
==================================================================================================
INVESCO                        1.151056              1.451889              10,632,818         1995
                         -------------------------------------------------------------------------
Industrial                     1.208959              1.151056               8,239,738         1994
                         -------------------------------------------------------------------------
Income Fund, Inc.              1.045472              1.208959               3,039,640         1993
                         -------------------------------------------------------------------------
                               1.000000              1.045472                  17,289         1992
==================================================================================================
Janus Fund                     1.055481              1.353271              13,522,743         1995
                         -------------------------------------------------------------------------
                               1.077425              1.055481               7,345,306         1994
                         -------------------------------------------------------------------------
                               1.000000              1.077425               2,969,768         1993
==================================================================================================
Janus Twenty                   0.978264              1.320040                  31,831         1995
                         -------------------------------------------------------------------------
Fund                           1.058801              0.978264                  11,285         1994
                         -------------------------------------------------------------------------
                               1.000000              1.058801                       0         1993
==================================================================================================
MAS Funds Fixed                0.980782              1.156444                 366,064         1995
                         -------------------------------------------------------------------------
Income Portfolio               1.000000              0.980782                  31,751         1994
--------------------------------------------------------------------------------------------------

                                   21 of 134

                             ACCUMULATION          ACCUMULATION           NUMBER OF
                              UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                             AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                  OF PERIOD             OF PERIOD        END OF THE PERIOD       YEAR
==================================================================================================
Massachusetts                  7.034148              8.942612                 551,377         1995
                         -------------------------------------------------------------------------
Investors Growth               7.613442              7.034148                 604,020         1994
                         -------------------------------------------------------------------------
Stock Fund -                   6.714892              7.613442                 891,831         1993
                         -------------------------------------------------------------------------
Class A                        6.368639              6.714892                 914,534         1992
                         -------------------------------------------------------------------------
                               4.352449              6.368639               1,056,566         1991
                         -------------------------------------------------------------------------
                               4.612779              4.352449               1,577,501         1990
                         -------------------------------------------------------------------------
                               3.430876              4.612779               1,393,742         1989
                         -------------------------------------------------------------------------
                               3.326929              3.430876               2,091,280         1988
                         -------------------------------------------------------------------------
                               3.173352              3.326929               2,154,700         1987
                         -------------------------------------------------------------------------
                               2.847946              3.173352               2,334,606         1986
==================================================================================================
MFS(R) Growth                  4.589533              6.114190               3,824,999         1995
                         -------------------------------------------------------------------------
Opportunities                  4.834037              4.589533               4,635,532         1994
                         -------------------------------------------------------------------------
Fund - Class A                 4.200054              4.834037               9,303,110         1993
                         -------------------------------------------------------------------------
                               3.936838              4.200054              10,600,796         1992
                         -------------------------------------------------------------------------
                               3.246855              3.936838              13,413,614         1991
                         -------------------------------------------------------------------------
                               3.427388              3.246855              23,047,089         1990
                         -------------------------------------------------------------------------
                               2.692907              3.427388              24,300,466         1989
                         -------------------------------------------------------------------------
                               2.493461              2.692907              28,164,998         1988
                         -------------------------------------------------------------------------
                               2.421913              2.493461              29,369,357         1987
                         -------------------------------------------------------------------------
                               2.312498              2.421913              38,069,020         1986
==================================================================================================
MFS(R) High                    4.265493              4.949752                 806,763         1995
                         -------------------------------------------------------------------------
Income                         4.422523              4.265493                 877,250         1994
                         -------------------------------------------------------------------------
Fund -                         3.739642              4.422523               1,068,154         1993
                         -------------------------------------------------------------------------
Class A                        3.225557              3.739642               1,036,507         1992
                         -------------------------------------------------------------------------
                               2.186959              3.225557               1,186,991         1991
                         -------------------------------------------------------------------------
                               2.651605              2.186959               2,159,639         1990
                         -------------------------------------------------------------------------
                               2.731036              2.651605               2,739,257         1989
                         -------------------------------------------------------------------------
                               2.453867              2.731036               2,747,679         1988
                         -------------------------------------------------------------------------
                               2.470209              2.453867               2,713,471         1987
                         -------------------------------------------------------------------------
                               2.248114              2.470209               3,349,170         1986
==================================================================================================
Nationwide(R)                  1.619166              1.991196                  92,001         1995
                         -------------------------------------------------------------------------
Bond Fund                      1.778765              1.619166                  51,492         1994
                         -------------------------------------------------------------------------
                               1.621957              1.778765                 148,222         1993
                         -------------------------------------------------------------------------
                               1.516560              1.621957                 197,350         1992
                         -------------------------------------------------------------------------
                               1.309926              1.516560                 363,511         1991
                         -------------------------------------------------------------------------
                               1.222004              1.309926                 420,858         1990
                         -------------------------------------------------------------------------
                               1.114209              1.222004                 314,062         1989
                         -------------------------------------------------------------------------
                               1.039905              1.114209                 188,045         1988
                         -------------------------------------------------------------------------
                               1.074676              1.039905                  28,819         1987
--------------------------------------------------------------------------------------------------

                                   22 of 134

                             ACCUMULATION          ACCUMULATION           NUMBER OF
                              UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                             AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                 OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
==================================================================================================
Nationwide(R)                  9.468045             12.191058               2,905,460         1995
                         -------------------------------------------------------------------------
Fund                           9.502760              9.468045               3,036,527         1994
                         -------------------------------------------------------------------------
                               8.985447              9.502760               3,690,273         1993
                         -------------------------------------------------------------------------
                               8.810680              8.985447               4,218,392         1992
                         -------------------------------------------------------------------------
                               6.830443              8.810680               3,906,633         1991
                         -------------------------------------------------------------------------
                               6.875188              6.830443               3,792,110         1990
                         -------------------------------------------------------------------------
                               5.187286              6.875188               2,756,965         1989
                         -------------------------------------------------------------------------
                               4.485232              5.187286               3,174,211         1988
                         -------------------------------------------------------------------------
                               4.438511              4.485232               2,879,455         1987
                         -------------------------------------------------------------------------
                               3.809764              4.438511               3,446,791         1986
==================================================================================================
Nationwide(R)                  2.092009              2.667201               3,668,270         1995
                         -------------------------------------------------------------------------
Growth Fund                    2.081399              2.092009               3,759,425         1994
                         -------------------------------------------------------------------------
                               1.887524              2.081399               5,928,120         1993
                         -------------------------------------------------------------------------
                               1.792687              1.887524               5,747,753         1992
                         -------------------------------------------------------------------------
                               1.330199              1.792687               5,108,711         1991
                         -------------------------------------------------------------------------
                               1.452973              1.330199               7,279,598         1990
                         -------------------------------------------------------------------------
                               1.276112              1.452973               4,762,338         1989
                         -------------------------------------------------------------------------
                               1.051373              1.276112               1,947,635         1988
                         -------------------------------------------------------------------------
                               1.236522              1.051373                 352,893         1987
==================================================================================================
Nationwide(R)                  2.654661              2.774433              20,350,850         1995
                         -------------------------------------------------------------------------
Money Market                   2.583387              2.654661              18,028,497         1994
                         -------------------------------------------------------------------------
Fund*                          2.542721              2.583387              20,122,594         1993
                         -------------------------------------------------------------------------
                               2.487178              2.542721              22,067,362         1992
                         -------------------------------------------------------------------------
                               2.377082              2.487178              33,612,374         1991
                         -------------------------------------------------------------------------
                               2.224557              2.377082              48,721,235         1990
                         -------------------------------------------------------------------------
                               2.062504              2.224557              43,599,432         1989
                         -------------------------------------------------------------------------
                               1.944054              2.062504              39,596,561         1988
                         -------------------------------------------------------------------------
                               1.848104              1.944054              35,995,910         1987
                         -------------------------------------------------------------------------
                               1.754559              1.848104              41,090,565         1986
==================================================================================================
Neuberger & Berman             1.000000              1.696655                       0         1995
                         -------------------------------------------------------------------------
Guardian Fund
==================================================================================================
Neuberger &                    1.741549              2.259932                 394,751         1995
                         -------------------------------------------------------------------------
Berman Manhattan               1.823796              1.741549                 406,054         1994
                         -------------------------------------------------------------------------
Fund, Inc.                     1.673695              1.823796                 317,549         1993
                         -------------------------------------------------------------------------
                               1.434738              1.673695                  56,526         1992
                         -------------------------------------------------------------------------
                               1.106565              1.434738                   7,124         1991
                         -------------------------------------------------------------------------
                               1.214940              1.106565                       0         1990
                         -------------------------------------------------------------------------
                               1.000000              1.214940                       0         1989
--------------------------------------------------------------------------------------------------


*The 7-day yield on the Nationwide Money Market Fund as of December 31, 1995 was 4.23%.

                                   23 of 134

                            ACCUMULATION          ACCUMULATION           NUMBER OF
                             UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                            AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
=================================================================================================
Putnam                        8.297318             11.305164              3,422,356          1995
                         ------------------------------------------------------------------------
Investors                     8.652501              8.297318              3,674,131          1994
                         ------------------------------------------------------------------------
Fund -                        7.410567              8.652501              4,311,483          1993
                         ------------------------------------------------------------------------
Class A                       6.934213              7.410567              4,294,647          1992
                         ------------------------------------------------------------------------
                              5.445269              6.934213              4,745,398          1991
                         ------------------------------------------------------------------------
                              5.654203              5.445269              6,112,297          1990
                         ------------------------------------------------------------------------
                              4.262206              5.654203              5,893,052          1989
                         ------------------------------------------------------------------------
                              4.003173              4.262206              9,986,301          1988
                         ------------------------------------------------------------------------
                              3.885972              4.003173             10,268,895          1987
                         ------------------------------------------------------------------------
                              3.389459              3.885972             14,447,283          1986
=================================================================================================
Putnam Voyager                1.982311              2.752130             21,036,155          1995
                         ------------------------------------------------------------------------
Fund - Class A                1.992379              1.982311             14,803,070          1994
                         ------------------------------------------------------------------------
                              1.698751              1.992379             11,820,145          1993
                         ------------------------------------------------------------------------
                              1.563079              1.698751              7,640,204          1992
                         ------------------------------------------------------------------------
                              1.049811              1.563079              4,622,048          1991
                         ------------------------------------------------------------------------
                              1.000000              1.049811                290,518          1990
=================================================================================================
SEI Index                     1.792835              2.439184              1,072,618          1995
                         ------------------------------------------------------------------------
Funds - S&P 500               1.792223              1.792835                722,997          1994
                         ------------------------------------------------------------------------
Index Portfolio               1.647325              1.792223                509,498          1993
                         ------------------------------------------------------------------------
                              1.548965              1.647325                257,368          1992
                         ------------------------------------------------------------------------
                              1.203412              1.548965                121,485          1991
                         ------------------------------------------------------------------------
                              1.254560              1.203412                    509          1990
                         ------------------------------------------------------------------------
                              1.000000              1.254560                      0          1989
=================================================================================================
Seligman                      7.020585              8.934609                277,527          1995
                         ------------------------------------------------------------------------
Growth                        7.370495              7.020585                299,685          1994
                         ------------------------------------------------------------------------
Fund, Inc. -                  6.989639              7.370495                513,220          1993
                         ------------------------------------------------------------------------
Class A                       6.340967              6.989639                555,163          1992
                         ------------------------------------------------------------------------
                              4.611005              6.340967                685,494          1991
                         ------------------------------------------------------------------------
                              4.910683              4.611005                977,515          1990
                         ------------------------------------------------------------------------
                              3.714452              4.910683                916,525          1989
                         ------------------------------------------------------------------------
                              3.491789              3.714452              1,189,216          1988
                         ------------------------------------------------------------------------
                              3.351057              3.491789              1,200,692          1987
                         ------------------------------------------------------------------------
                              2.905343              3.351057              1,618,100          1986
=================================================================================================
Strong                        1.002820              1.315349              1,353,697          1995
                         ------------------------------------------------------------------------
Common Stock                  1.017301              1.002820                742,264          1994
                         ------------------------------------------------------------------------
Fund, Inc.                    1.000000              1.017301                 16,364          1993
=================================================================================================
T. Rowe Price                 1.429428              1.577274             22,425,072          1995
                         ------------------------------------------------------------------------
International                 1.454045              1.429428             18,673,315          1994
                         ------------------------------------------------------------------------
Stock Fund(R)                 1.047655              1.454045             11,658,962          1993
                         ------------------------------------------------------------------------
                              1.095728              1.047655              4,370,293          1992
                         ------------------------------------------------------------------------
                              0.954695              1.095728              2,239,924          1991
                         ------------------------------------------------------------------------
                              1.000000              0.954695                441,232          1990
-------------------------------------------------------------------------------------------------

                                   24 of 134

                            ACCUMULATION          ACCUMULATION           NUMBER OF
                             UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                            AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
=================================================================================================
Templeton                     1.378759              1.518092              32,915,364         1995
                         ------------------------------------------------------------------------
Foreign                       1.387073              1.378759              25,358,639         1994
                         ------------------------------------------------------------------------
Fund - Class I                1.023491              1.387073               6,636,629         1993
                         ------------------------------------------------------------------------
                              1.000000              1.023491                       0         1992
=================================================================================================
Templeton                     1.279328              1.490946                 382,441         1995
                         ------------------------------------------------------------------------
Smaller Companies             1.353616              1.279328                 225,110         1994
                         ------------------------------------------------------------------------
Growth Fund,  Inc.            1.036433              1.353616                 117,690         1993
                         ------------------------------------------------------------------------
                              1.000000              1.036433                       0         1992
=================================================================================================
Twentieth                     3.359891              4.005400              37,335,163         1995
                         ------------------------------------------------------------------------
Century Growth                3.443124              3.359891              41,134,943         1994
                         ------------------------------------------------------------------------
Investors                     3.350122              3.443124              51,977,134         1993
                         ------------------------------------------------------------------------
                              3.533694              3.350122              58,356,370         1992
                         ------------------------------------------------------------------------
                              2.110582              3.533694              53,923,483         1991
                         ------------------------------------------------------------------------
                              2.216085              2.110582              67,311,152         1990
                         ------------------------------------------------------------------------
                              1.562983              2.216085              49,896,477         1989
                         ------------------------------------------------------------------------
                              1.536055              1.562983              51,598,758         1988
                         ------------------------------------------------------------------------
                              1.374167              1.536055              38,777,840         1987
                         ------------------------------------------------------------------------
                              1.164500              1.374167              23,661,751         1986
=================================================================================================
Twentieth                     1.095899              1.331631               1,254,199         1995
                         ------------------------------------------------------------------------
Century Select                1.202996              1.095899                 194,231         1994
                         ------------------------------------------------------------------------
 Investors                    1.059075              1.202996                 386,750         1993
                         ------------------------------------------------------------------------
                              1.118927              1.059075                 383,487         1992
                         ------------------------------------------------------------------------
                              1.000000              1.118927                   2,950         1991
=================================================================================================
Twentieth                     1.345904              1.835553             105,140,475         1995
                         ------------------------------------------------------------------------
Century Ultra                 1.409710              1.345904              88,713,416         1994
                         ------------------------------------------------------------------------
Investors                     1.168340              1.409710              68,551,255         1993
                         ------------------------------------------------------------------------
                              1.164722              1.168340              33,483,411         1992
                         ------------------------------------------------------------------------
                              1.000000              1.164722                  11,412         1991
-------------------------------------------------------------------------------------------------

Neuberger & Berman Partners Fund first became available through the Variable Account in 1996; therefore, no 1995 unit value information is available for these Underlying Mutual Funds.

                                   25 of 134

                        NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.

                             THE DC VARIABLE ACCOUNT

     The DC Variable Account (the "Variable Account") was established by the Company on July 10, 1974, pursuant to the provisions of Ohio law. The Variable Account was also registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     On November 2, 1977, the Company established the Nationwide DC Variable Account II as a unit investment trust, for the sole purpose of maintaining the qualification of the Variable Account as a regulated investment company, under
Section 851 of the Code. The Company later determined that the continued maintenance of the DC Variable Account-II was no longer necessary or desirable to achieve the tax result of that Variable Account's prior private letter ruling.

     Effective February 29, 1988, the Company caused the Variable Account and the DC Variable Account-II to be combined into a single segregated asset account of the Company, thereafter known as the DC Variable Account. Both prior to and after this transaction, the annuity unit values for a Sub-Account of DC Variable Account-II were exactly equivalent to an accumulation unit value for the corresponding Sub-Accounts in the DC Variable Account.

     The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into 45 Sub-Accounts, each of which represents a separate Underlying Mutual Fund (see "Participating Underlying Mutual Funds in the Appendix" for a description of the investment objective of each Underlying Mutual Fund).

     Each Sub-Account in the Variable Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

     The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Owners of the Contracts. In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of Underlying Mutual Funds in accordance with instructions received from the Owners. The Company will mail to each Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund(s), and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. An Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.

                                   26 of 134

                                PERIODIC REPORTS

     The Company will, semi-annually, provide to each person covered by a Contract, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account as well as the total account value.

     The current prospectus of the Variable Account will be made available to Participants through the Owner. In addition, the Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as: a notice of any changes in the Plan, or tax status of the Plan and the financial condition of the Owner as it relates to obligations under the Plan.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

The fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTINGENT DEFERRED SALES CHARGE

     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, the Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. Gross commissions paid on the sale of these Contracts vary depending upon the Contract of the general agent performing the marketing and enrollment function in connection with a particular Contract.

     Should part or all of the Contract Value representing Participant Accounts that have been established under the Contract and held in the Variable Account for less than 16 years be surrendered, a Contingent Deferred Sales Charge will, when it is applicable, be made by the Company. This charge will not exceed 5% of the lesser of (1) the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Owner prior to the date of the request for surrender or (2) the amount surrendered. The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant during the period of up to 16 years prior to the date on which the surrender is requested.

     When a Contingent Deferred Sales Charge of less than 5% is negotiated and assessed, the reduced charge will reflect actual variations in expenses, usually resulting from reduced agent's commissions.

     No Contingent Deferred Sales Charge will be imposed on Contract Value that is paid under:

          -   any life income payment option;

          - Designated Period payment options of 5 or more years for a Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

          - a one-sum or periodic payment payable because of a Participant's death.

CONTRACT MAINTENANCE CHARGE

     FOR CONTRACTS WITH AN EFFECTIVE DATE ON OR AFTER MAY 1, 1991, THE COMPANY WILL NOT ASSESS THE FLAT DOLLAR CONTRACT MAINTENANCE CHARGE. In addition, for those Contracts with an effective date prior to May 1, 1991, the Company will eliminate the Contract Maintenance Charge at such time as the Company and the Owner renegotiate the Company's continued participation as an annuity provider under the Owner's Plan, and the Company issues a new Contract.

         For Contracts with an effective date prior to May 1, 1991, the Company will make a maximum charge of $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help the Company offset such administrative expenses, and such charges will not exceed the Company's actual administration expenses under the Contracts.

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     The Contract Maintenance Charge is made by canceling a number of
Accumulation Units on each Participant Anniversary equal in value to the applicable Contract Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time the deduction is made. For those Contracts where the Owner has so elected, there will be no charge for the transfers among Sub-Accounts.

     The Company will assess a Contract Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Contract Maintenance Charge will be 1/12 of the applicable Contract Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

     For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Contract Maintenance Charge under this Contract may be reduced so that the total of the Contract Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan shall not exceed the Contract Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among Sub-Accounts of the Variable Account and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made. When a Contract Maintenance Charge of less than $15 is otherwise negotiated and assessed, the reduced charge will reflect actual variations in administrative expenses incurred by the Company, usually resulting from an Owner or Plan administrator assuming certain administrative functions otherwise required to be performed by the Company.

MORTALITY RISK CHARGE, EXPENSE RISK AND ADMINISTRATION CHARGE

     The Contracts contain purchase rates applicable at and after retirement. These purchase rates may be used to determine the retirement income payments to be made by the Owner, to Participants, in accordance with the terms of the Plan. However, the Owners have contracted with the Company to provide retirement income payments.

     Under the terms of the Contracts, the Company assumes the risk that: (i) the actuarial estimate of mortality rates among Retired Participants may prove erroneous and amounts set aside for retirement income benefits on the basis of such estimate may prove inadequate; and (ii) deductions for sales and Administrative Charges may be insufficient to cover the actual cost of these items.

     For the Company's contractual promise to accept these risks and for Charges of the Variable Account, the Contracts provide for the daily deduction of an Actuarial Risk Fee (see "Glossary of Terms"). The deduction is based on the daily value of the applicable Sub-Accounts, and is equivalent to 0.95% on an annual basis (0.35% for the Mortality Risk Charge, 0.15% for the Expense Risk, and 0.45% for the Administration of the Variable Account). If this Actuarial Risk Fee is insufficient to cover the actual cost of the mortality risk, the expense risk, the administration of the Variable Account, or the Contract Maintenance Charges, the loss will be borne by the Company. Conversely, if the Actuarial Risk Fee proves more than sufficient, the excess will be a profit to the Company.

     If total assets of the Plan exceed $10 million, as of the specified date each year, the 0.45% administrative portion of the Actuarial Risk Fee will be reduced on a sliding scale corresponding to total assets of the Plan. The reduction reflects the lower cost per participant to administer larger asset pools (see "Summary of Contract Expenses").

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon annuity considerations received by the Company. Premium taxes currently imposed by certain states range from 0% to 3.5% per annum. The Company is currently not deducting such taxes from an Owner's Contract value at the time of annuitization, but reserves the right to deduct such taxes when incurred. Retirement Income Payments may be reduced or Accumulation Units canceled to provide for premium taxes assessed.



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EXPERIENCE CREDITS

     The Contracts described herein may be participating or non-participating. A participating contract provides the right to participate in the Distribution of surplus of the Company. In the event that Contract Maintenance Charges and Actuarial Risk Fees collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units of the Participant Accounts. There have not been any Experience Credits to date. The Company cannot offer any assurance that there will be Experience Credits in the future.

EXPENSES OF THE VARIABLE ACCOUNT

     The Variable Account's total expenses for the fiscal year ended December 31, 1995, were 0.99% of the average net assets. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in the prospectuses of each of the Underlying Mutual Fund.

                          DESCRIPTION OF THE CONTRACTS

A.   GENERAL

     PURPOSE OF THE CONTRACTS

         The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund certain deferred compensation plans generally established under either Section 401, 403(b) or 457 of the Code (although they may include certain other nonqualified deferred compensation plans) for employees of states and their political subdivisions and any other organizations exempt from taxation. A single group Contract is issued to the Owner, covering all present and future participating employees. The Company will issue a certificate to the Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive Certificate to the Owner for delivery to any such person required by law to receive such Certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

         The basic objectives of the Contracts are to provide each Participant with an initial retirement income payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent retirement income payments which will tend to vary with the cost of living changes during the lifetime of the retiree. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.

     MODIFICATION OF THE CONTRACT

         Contract provisions with respect to the mortality basis, minimum death benefits, and the deductions made from Purchase Payments, Participant Accounts, Contingent Deferred Sales Charges, if applicable, Contract Maintenance Charges and Actuarial Risk Fees may not be changed prior to the first Contract Anniversary. These same provisions may not be changed except as they apply to Participants entering the Contract after the effective date of such change.

         Other than as set forth above, the Company may modify the Contract at any time without consent of the Owner or Participants. No such modification shall be retroactive or affect Retired Participants in any manner without their written consent, unless such modification is considered necessary to obtain the benefit of federal or state statutes or regulations or to maintain qualification of the Plan.

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CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

         The Contract belongs to the Owner provided, however, that under Code
     Section 457 Plans, the Owner must hold the Contract for the exclusive benefit of the Plan's participants and beneficiaries. All contractual rights and privileges may be exercised by the Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Owner may not take any action inconsistent with the rights of such 457 Plan's participants. The Contract may not be assigned.

     EXCHANGE PRIVILEGE

         The Company will permit the Owner or the Participant, if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.

         The Company will also permit the Participant to utilize the Telephone Exchange Privilege, for exchanging amounts among Sub-Accounts, if forms are executed by the Owner and Participant agreeing with certain restrictions applicable to such privilege. Telephone exchange requests must be received by the Company prior to the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. A telephone exchange request may not be revoked once instructions have been recorded and accepted. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to the Owner or Participant and any agent of record, at the last address of record. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant. If the Participant is unable to execute an exchange request by telephone (for example, during times of unusual market activity), the Participant might consider placing the exchange order by mail. The Company may determine to withdraw the Telephone Exchange Privilege, upon a thirty
     (30) day written notice to Owners and Participants.

         On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit Values of the affected Sub-Accounts if received at the Company's home office prior to the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange on any day, or on a day the New York Stock Exchange is closed for business, the transfer will be based on the next business day on which the New York Stock Exchange is open.

         For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

     SUSPENSION AND TERMINATION

         The Contract may be suspended at the option of the Company upon written notice to the Owner if: (a) the Owner has failed to remit to the Company any Purchase Payment specified in the Plan, or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Owner, which in the Company's opinion would adversely affect its administrative procedures or financial experience, or both, with respect to the Contract. The Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract shall mean that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract shall continue to apply. After suspension of the Contract has become effective, the Owner may, upon 30 days written notice, terminate the Contract. Upon termination of the Contract, the Company will pay to the Owner the value of the Contract, subject to applicable charges, in accordance with the terms of the Contract (see "Redemption of Participant Accounts (Termination)").


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B.   PARTICIPANT ACCOUNT VALUES

     APPLICATION OF PURCHASE PAYMENTS

         The Company shall receive Purchase Payments from the Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in the Variable Account in accordance with the instructions of the Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Purchase Payments must be no less than monthly, unless agreed to by the Company.

         An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Owner will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Owner consents to the Company retaining the Purchase Payment until the application of the Participant is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days.

         Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.

     ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS

         The Owner shall have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing retirement income payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which retirement income payments are to commence. Any such additional Purchase Payment shall be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue shall be applicable to the entire value, including any such additional Purchase Payment, of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.

     CREDITING ACCUMULATION UNITS

         When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units which are credited to a Participant Account in accordance with the instructions of the Owner. The number of Accumulation Units credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.

     VARIABLE ACCOUNT ACCUMULATION UNIT VALUE

         The value of an Accumulation Unit for each Sub-Account was established at $1.00 as of the date Underlying Mutual Fund shares were available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the Net Investment Factor for that Sub-Account for the period since that day. A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current net asset value of their Accumulation Units might be materially affected.


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     ALLOCATION OF PURCHASE PAYMENTS

         The Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account of the Variable Account. The Company will permit the Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.

     VALUATION OF AN ACCOUNT

         The sum of the value of all Accumulation Units credited to the Participant Account in respect of the Participant is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts of the Variable Account in accordance with the instructions of the Owner.

         The value of a Participant's Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit Value for that Sub-Account in respect of the Participant. Each Participant (or the Owner) will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit Values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Owner in accordance with the terms of the Plan.

         The Participant and Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub-Account. The Company will assume all transactions are accurate unless the Participant or the Owner notifies the Company otherwise within 30 days after receipt of the report.

C.   REDEMPTION OF PARTICIPANT ACCOUNTS (TERMINATION)

         The Owner's right to redeem (terminate) Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Owner, after the assessment of any applicable Contingent Deferred Sales Charge. It is the Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Owner to distribute such payments, less the Contingent Deferred Sales Charge, if any, directly to a Participant by agreement with the Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence for the Participant under either Option B1 or B2, subject to the Contingent Deferred Sales Charge. No partial redemption will directly affect future requirements to make Purchase Payments. If the Contract is terminated by the Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan.

         A request for a partial redemption of a Participant Account containing more than one Sub-Account of Accumulation Units must specify the allocation of the partial redemption among the Sub-Accounts of Accumulation Units. However, if no such direction is contained in the request for a redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts of Accumulation Units. Upon receipt at the Company's Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed, less any applicable Contingent Deferred Sales Charge, at the Accumulation Unit Value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Owner within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended (i) during any period in which the New York Stock Exchange is closed, or (ii) in the event that the Securities and Exchange Commission may by order direct for the protection of Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Owner, or Participant if permitted by the Plan, may elect to


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     have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.

D.   DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)

     RETIREMENT INCOME PAYMENTS

         The period during which a Participant Account is paid out in periodic installments is known as the Distribution period. Because periodic Distributions will normally be made after the Participant retires, the Distribution period is also called the retirement period. All such periodic Distributions will be made by the Company to the Owner. It is the Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Owner to pay such amounts directly to a Participant by agreement with the Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of (i) the mortality tables specified in the Contract, (ii) the adjusted age of the Retired Participants, (iii) the type of Retirement Income Payment option(s) selected, and (iv) in the case of variable payments, the investment performance of the specific Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.

     ELECTION OF INCOME FORM AND DATE

         The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date (see "Glossary of Terms"), the Contract Owner may, by written election to the Company at its home office, elect any one of the retirement income options described in the "Optional Retirement Income Forms" section. The Plan may restrict changes in election of retirement income options.

     ALLOCATION OF RETIREMENT INCOME

         At retirement, Accumulation Units in a Participant's Account may be used to purchase a Fixed Dollar Annuity for the Participant. For Participants electing Options A1 or A2 as described in the "Optional Retirement Income Forms" section, Accumulation Units in a Participant's Account of any Sub-Account in the Variable Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

     FIXED DOLLAR ANNUITY

         A Fixed Dollar Annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the General Account Contract value to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed Dollar Annuity payments after the first such payment will not be less than the First Fixed Dollar Annuity payment. The availability of Fixed Dollar Annuity Contracts under a particular Plan is subject to the election of the Owner.

     MINIMUM PAYMENT

         If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company shall have the right to make a lump sum Distribution to such Retired Participant.

     DEATH BENEFIT BEFORE RETIREMENT

         In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account, on the date due proof of death is received in writing by the Company, will be paid as provided by the Plan. If the Plan so provides, a Beneficiary may elect either to receive the value in a lump sum or to apply it under any of the Optional Retirement Income Forms

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     contained in this Contract, (subject to the minimums applicable to such optional forms). Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.

     OPTIONAL RETIREMENT INCOME FORMS

         The availability of the following Optional Retirement Income Forms are subject to the election of the Owner.

         OPTION A1- Payments for a Designated Period. Payments are made monthly for any specified number of years not exceeding 30 years. The amount of each variable payment will be determined by multiplying (a) by (b) where (a) is the Accumulation Unit Value for the date the payment is made and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.

         OPTION A2 - Payments of a Designated Amount. Payments are made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each business day for investment results, is exhausted. The final installment will be the sum remaining with the Company. Payments under this option which result in a payment period of less than 5 years for a Participant who has less than 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.

         OPTION B1- Life Income with Payment Certain. Payments are made monthly during the lifetime of an individual with payments made for a period certain of 60, 120, 180, 240, 300 or 360 months as elected. If the individual dies before the end of the period certain, level payments will continue to the designated Beneficiary for the remainder of the period certain.

         OPTION B2 - Joint and Survivor Life Income. Payments are made monthly during the joint lifetime of an individual and another named individual. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75% 66% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated annuitant, then payments continue at 100% to the designated annuitant.

         OTHER FORMS AND BENEFIT PAYMENTS- With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.

         Exchanges processed while Participants are receiving payments pursuant to Option A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.

     DEATH OF RETIRED PARTICIPANT

         If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the retirement income form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.

     WITHDRAWAL

         If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.


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     FREQUENCY OF PAYMENT

         At the election of the Retired Participant, and with the consent of the Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.

     DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2

         Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.

     DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2

         Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.

     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR

         In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.

         The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).

         Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Accounts have to each other.

         The annual premium is calculated so that if there are no partial redemption's (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the Assumed Investment Rate plus an amount equal to the annual Contract Maintenance Charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the Assumed Investment Rate.

     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS

         As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payments will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which Account the Company will make the Retirement Income Payments. Subsequent annual determinations will be made in the same manner.

         Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the

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
     Variable Account or be transferred to the Company's General Account, depending on the Company's obligation.

     ALTERNATE ASSUMED INVESTMENT RATE

         The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, an Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an Assumed Investment Rate of 5% per annum. The Assumed Investment Rate basis in the Contract is used merely to determine each year's monthly payment from investment experience of any of the Sub-Accounts. The choice of the Assumed Investment Rate affects the pattern of retirement income payments. A higher Assumed Investment Rate will produce a higher initial payment, but a more slowly rising Sub-Account of subsequent payments (or a more rapidly falling Sub-Account of subsequent payments) than a lower Assumed Investment Rate. Although a higher initial payment would be received under a higher Assumed Investment Rate, there is a point in time after which payments under a lower Assumed Investment Rate would be greater, assuming payment continues after that point in time.

         The objective of a variable retirement contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the Assumed Investment Rate during periods of stable prices.

                               GENERAL INFORMATION

     SUBSTITUTION OF SECURITIES

         If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in any Sub-Accounts may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

     PERFORMANCE ADVERTISING

         The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund Sub-Account and the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

         The Company may also advertise for the Sub-Account's standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for rolling calendar quarters and will cover, at least, the most recent one, five and ten year periods, or for a period from inception to date if the Underlying Mutual Fund held in the Sub-Account has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states. Non-standardized "total return" will be calculated in a similar manner as will average annual total return except total return will not reflect the deduction of any applicable Contract Maintenance Charge or Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown.

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
         The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.

         The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

         The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

         ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. THE OWNER'S OR PARTICIPANT'S ACCOUNT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

         The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.

     CONTRACT OWNER INQUIRIES

         Owner and Participant inquiries may be directed to Nationwide Life Insurance Company by writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730 (TTY: 1-800-848-0833).

     NET INVESTMENT FACTOR

         The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

     (a) is the net of:

         (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current valuation Period, plus

         (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

         (3) a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.


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
     (b) is the net of:

         (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period, plus or minus
         (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period.

     (c) is a factor representing the daily Actuarial Risk Fee deducted from the Variable Account. Such factor is equal to an annual rate of 0.95% of the daily net asset value of the Variable Account.

         For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once each month or quarter, (such as money market funds and certain bond funds) the Net Investment Factor allows for the monthly or quarterly reinvestment of these daily dividends.

         The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for the Actuarial Risk Fee and the effect of the various purchase and sale transactions on any particular day.

     VALUATION OF ASSETS

          Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their net asset value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's net asset value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.

     FEDERAL TAX STATUS

         The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax advisor. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.

         For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.

         Income and capital gains of the Variable Account would normally be taxable to Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.

         The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, and therefore any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.

         It is the responsibility of each Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.


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
     CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

         The following contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the State of New York.

         Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.

         The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Owner's termination of its contractual relationship with the Company. These accounts shall remain the exclusive property of the Owner, subject to the claims of its general creditors.

         All references throughout the prospectus to Optional Retirement Income Forms A1, A2, B1 and B2 shall mean Option 1, Option 2, Option 3 and Option 4, respectively. All references to "Contingent Deferred Sales Charge" are deleted.

                                LEGAL PROCEEDINGS

         There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company, or the Variable Account, are parties or to which any of their property is the subject.

         The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                    PAGE
General Information and History.................................      1
Services........................................................      1
Purchase of Securities Being Offered............................      1
Underwriters....................................................      2
Calculation of Performance......................................      2
Annuity Payments................................................      6
Financial Statements............................................      7


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
                                    APPENDIX

                      PARTICIPATING UNDERLYING MUTUAL FUNDS

(THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL FUNDS SELECTED BY THE OWNER, AND ALL UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.)

A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS BEING CONSIDERED SHOULD ACCOMPANY THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY.

THE FOLLOWING FUNDS ARE AVAILABLE ONLY FOR DEFERRED COMPENSATION CONTRACTS.

AIM WEINGARTEN FUND - INSTITUTIONAL CLASS

      The investment objective of the Fund is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

      The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies.

DREYFUS CASH MANAGEMENT

      The investment objective of the Fund is to provide investor with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

THE DREYFUS THIRD CENTURY FUND, INC.

      The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

THE EVERGREEN TOTAL RETURN FUND

      The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments.

FEDERATED GNMA TRUST-INSTITUTIONAL SHARES

      The investment objective of the Fund is current income. The Fund pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA").

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

      The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less.

FIDELITY ASSET MANAGER(TM)

      The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments.


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
FIDELITY CONTRAFUND

      The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary.

FIDELITY EQUITY-INCOME FUND

      The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation.

FIDELITY GROWTH & INCOME PORTFOLIO

      The investment objective of the Fund is long term capital growth, current income, and growth of income consistent with reasonable investment risk.

FIDELITY MAGELLAN(R) FUND

      The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments.

FIDELITY OTC PORTFOLIO

      The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security.

FIDELITY PURITAN FUND

      The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.


INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY "FINANCIAL INDUSTRIAL INCOME FUND, INC.")

      The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks.

JANUS FUND

      The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration.


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
JANUS TWENTY FUND

      The investment objective of the Fund is growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest-bearing securities.

MAS FUNDS FIXED INCOME PORTFOLIO

      The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")

      The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets.

MFS(R) HIGH INCOME FUND - CLASS A

      The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

      The investment objective of the Fund is long-term growth of capital and future income rather that current income.

NATIONWIDE(R) BOND FUND

      The investment objective of the Fund is to generate a high level of income, consistent with capital preservation, through investments in high-quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the risk associated with stocks.

NATIONWIDE(R) FUND

      The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments.

NATIONWIDE(R) GROWTH FUND

      The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth.



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
NATIONWIDE(R) MONEY MARKET FUND

      The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above.

NEUBERGER & BERMAN GUARDIAN FUND

      The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.


NEUBERGER & BERMAN MANHATTAN FUND, INC.

      The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities.

NEUBERGER & BERMAN PARTNERS FUND, INC.

      The Fund seeks capital growth by investing in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk.

NEW YORK VENTURE FUND, INC.

      The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto.

PUTNAM INVESTORS FUND - CLASS A

      The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks.

PUTNAM VOYAGER FUND - CLASS A

      The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

SEI INDEX FUNDS-S&P 500 INDEX PORTFOLIO

      The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The

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investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

SELIGMAN GROWTH FUND, INC. - CLASS A

      The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.

STRONG COMMON STOCK FUND, INC.

      The Strong Common Stock Fund seeks capital growth. It seeks to attain this objective by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment advisor, possess the potential for price appreciation.

TEMPLETON FOREIGN FUND - CLASS I

      The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

TEMPLETON SMALLER COMPANIES GROWTH FUND, INC.

      The investment objective of the Fund is long-term capital growth, primarily through investment in common stocks and all types of common stock equivalents, including rights, warrants and preferred stock, of companies of various nations throughout the world.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

      The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

TWENTIETH CENTURY GROWTH INVESTORS

      The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies.

TWENTIETH CENTURY SELECT INVESTORS

      The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant.

TWENTIETH CENTURY ULTRA INVESTORS

      The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY "FIDELITY HIGH INCOME FUND")

      The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

      Effective on and after May 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract values into the Fidelity Capital & Income Fund

                                   44 of 134

Sub-Account. However, Contract values held in the Fidelity Capital & Income Fund Sub-Account as of May 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Owner or Participants directs the Company to invest in the Fidelity Capital & Income Fund Sub-Account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.

      The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the Variable Account which were purchased from February 1, 1991 to May 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the Variable Account.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

      The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

      The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE GROWTH FUND OF AMERICA(R), INC.

      The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

      The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

                                   45 of 134

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 2, 1996


                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated November 2, 1996. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTY: 1-800-848-0833).



                                TABLE OF CONTENTS

                                                                    PAGE
General Information and History..............................         1
Services.....................................................         1
Purchase of Securities Being Offered.........................         1
Underwriters.................................................         2
Calculation of Performance...................................         2
Annuity Payments.............................................         6
Financial Statements.........................................         7

GENERAL INFORMATION AND HISTORY

      The Nationwide DC Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the "Nationwide Insurance Enterprise" and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

SERVICES

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Owner and the number and type of Contract issued to each such Owner and records with respect to the Contract Value of each Contract.

      All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Account and from assets of any other firm, person, or corporation. The Company will maintain a record of all purchases and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

      The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

      The financial statements and schedules included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

      For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-

                                   46 of 134

Account of the Variable Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

UNDERWRITERS

     The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993, no underwriting commissions were paid by the Company to NFS.

CALCULATION OF PERFORMANCE

     Any current yield quotations of the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1995, the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account seven-day current yield was 4.23% and 4.68% respectively. The Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Underlying Mutual Fund, and for the period ending December 31, 1994 was 4.32% and 4.79%, respectively.

     The Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Mutual Funds' portfolio, portfolio quality and average maturity, changes in interest rates, and the Underlying Mutual Funds' expenses. Although each Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Underlying Mutual Funds' Statement of Additional Information. There is no assurance that the yields quoted on any give occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an Owner's investment in the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


     All performance advertising shall include quotations of average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with total return quoted by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Account's units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a maximum $15 Contract Maintenance Charge and a 0.95% Actuarial Risk Fee. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus.) No deduction is made for premium taxes which may be assessed by certain states. Non-standardized total return is calculated in a manner similar to average annual total return except the total return does not reflect the deduction of any applicable Contingent Deferred Sales Charge or Contract Maintenance Charge, which, if reflected, would decrease the level of the performance advertised.


     The average annual total return and total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return figures will be based on rolling calendar quarters and will cover periods of, at least, one, five, and ten years, or a period covering the time a Underlying Mutual Fund held in the Sub-Account has been in existence, if the Underlying Mutual Fund has not been in existence for one of the prescribed periods. The non-

                                   47 of 134
standardized total return will cover the cumulative current calendar year and the most recently completed calendar year, and periods of three, five and ten years on a rolling calendar quarter basis. For those Underlying Mutual Funds which have not been held as Sub-Account within the Variable Account for one of the quoted periods, the standardized average annual total return and non-standardized total return quotations will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts for the period quoted.


     Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Accounts' performance include general market conditions, operating expenses and investment management. When redeemed, a Contract Owner and Participant Account may be more or less than original cost.


     Below are quotations of average annual total return and total return, calculated as described in this provision, for each of the Sub-Accounts available.

                               DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


----------------------------------------------------------------------------------------------------------------
                                                                     1 YEAR           5 YEARS          10 YEARS
SERIES OPTIONS                                                    TO 12/31/95       TO 12/31/95      TO 12/31/95
----------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                         29.38 %          23.77%             18.58%
----------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                            28.65 %          12.14%             13.88%
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America, Inc.(SM)                                   11.63 %           8.72%              7.47%
----------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund                26.31 %          12.29%             10.24%
----------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                              (0.50)%           1.48%              3.71%(1)
----------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                 29.03 %          10.45%              9.25%
----------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                      17.20 %           9.29%              6.98%
----------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                             9.46 %           5.18%              6.47%
----------------------------------------------------------------------------------------------------------------
Federated Intermediate Government Trust-Institutional Shares          6.99 %           4.59%              5.60%
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                           11.54 %          10.92%             10.17%(2)
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       10.13 %          15.66%              8.84%
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  29.50 %          21.58%             17.27%
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                          25.07 %          16.27%             10.81%
----------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                   28.61 %          18.65%             16.68%
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                             30.03 %          17.77%             15.33%
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               31.42 %          17.58%             13.58%
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                14.82 %          14.00%             10.81%
----------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                                  23.07 %          14.05%             12.69%
----------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                                  22.36 %          11.96%              9.66%
----------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                                 20.64 %          13.45%             11.64%
----------------------------------------------------------------------------------------------------------------
Janus Fund                                                           22.71 %          14.06%             13.42%
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                    29.44 %          15.24%             12.86%
----------------------------------------------------------------------------------------------------------------

(1) Represents total return for the nine years, two months from inception (October, 1986).

(2) Represents total return for the seven years from inception (December, 1988).

                                                        (Continued on next page)

                                   48 of 134

                               DC VARIABLE ACCOUNT
                     SERIES PERFORMANCE SUMMARY - CONTINUED
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------
                                                                     1 YEAR           5 YEARS          10 YEARS
SERIES OPTIONS                                                    TO 12/31/95       TO 12/31/95      TO 12/31/95
-----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     12.41 %           8.22%            7.87%
-----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  21.63 %          13.96%           10.95%
-----------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                            27.72 %          11.77%            8.88%
-----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                     10.54 %          16.34%            6.74%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                               17.48 %           6.83%            6.44%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                    23.26 %          10.54%           11.21%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                             21.99 %          13.31%           10.54%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                       (0.99)%           0.93%            3.13%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                                     25.37 %          16.75%           12.62%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                              24.27 %          13.76%           11.79%
-----------------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                          33.74 %          17.92%           14.98%
-----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                      30.75 %          14.10%           11.63%
-----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                        33.33 %          19.86%           16.17%
-----------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                              30.55 %          13.52%           12.21%
-----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                 21.76 %          12.54%           10.73%
-----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                       25.66 %          23.21%           18.69%(3)
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                             4.84 %           8.74%           12.97%
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                      4.61 %           9.04%           13.30%
-----------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund, Inc.                        11.04 %          14.53%            9.99%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                                   13.71 %          12.13%           12.11%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                                    30.88 %          22.59%           17.64%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                                   16.01 %           7.54%           10.23%
-----------------------------------------------------------------------------------------------------------------


(3)  Represents total return for the six years from inception (December, 1989).

                                   49 of 134

                               DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                          NON-STANDARDIZED TOTAL RETURN
   (The total return figures shown below do not reflect the deduction of the
    Contract Maintenance Charges or any applicable Contingent Deferred Sales
                                    Charges)

---------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED     3 YEARS       5 YEARS       10 YEARS
SERIES OPTIONS                                                   12/31/95    TO 12/31/95   TO 12/31/95   TO 12/31/95
---------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                      34.88%        16.59%        25.00%        19.48%
---------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                         34.15%        10.33%        13.80%        14.85%
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                17.13%         7.60%        10.50%         8.79%
---------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund             31.81%        14.00%        14.01%        11.41%
---------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                            5.00%         3.42%         3.66%         5.23%(1)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                              34.53%         8.74%        12.18%        10.52%
---------------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                   22.70%         8.36%        11.06%         8.35%
---------------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                         14.96%         5.42%         7.15%         7.83%
---------------------------------------------------------------------------------------------------------------------
Federated Intermediate Government Trust-Institutional Shares      12.49%         5.05%         6.58%         7.01%
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                        17.04%         9.76%        12.59%        11.60%(2)
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                    15.63%        10.57%        17.13%        10.15%
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                               35.00%        16.73%        22.89%        18.27%
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                       30.57%        15.93%        17.80%        12.03%
---------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                34.11%        17.17%        20.09%        17.58%
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                         35.53%        17.63%        19.24%        16.32%
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                            36.92%        12.38%        19.02%        14.68%
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                             20.32%        13.47%        15.59%        11.99%
---------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                               28.57%        13.05%        15.63%        13.77%
---------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                               27.86%        11.72%        13.65%        10.90%
---------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                              26.14%        11.57%        15.01%        12.80%
---------------------------------------------------------------------------------------------------------------------
Janus Fund                                                        28.21%        11.32%        15.62%        14.48%
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                 34.94%         8.52%        16.70%        14.00%
---------------------------------------------------------------------------------------------------------------------

(1) Represents total return for the nine years, two months from inception (October, 1986).

(2) Represents total return for the seven years from inception (December, 1988).


                                                        (Continued on next page)

                                   50 of 134

                               DC VARIABLE ACCOUNT
                     SERIES PERFORMANCE SUMMARY - CONTINUED
                          NON-STANDARDIZED TOTAL RETURN
   (The total return figures shown below do not reflect the deduction of the
    Contract Maintenance Charges or any applicable Contingent Deferred Sales
                                    Charges)

-----------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED     3 YEARS       5 YEARS       10 YEARS
SERIES OPTIONS                                               12/31/95    TO 12/31/95   TO 12/31/95   TO 12/31/95
-----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              17.91%         7.63%        10.02%         9.15%
-----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A           27.13%        10.02%        15.49%        12.12%
-----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                    33.22%        13.33%        13.49%        10.21%
-----------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                             16.04%         9.80%        17.75%         8.21%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                       22.98%         7.08%         8.74%         7.84%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                            28.76%        10.71%        12.28%        12.33%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                     27.49%        12.22%        14.93%        11.71%
-----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                4.51%         2.95%         3.14%         4.69%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                              30.87%        13.91%        18.25%        13.77%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                       29.77%        10.53%        15.35%        12.91%
-----------------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                   39.24%        16.17%        19.40%        16.01%
-----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                               36.25%        15.12%        15.73%        12.80%
-----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                 38.83%        17.45%        21.26%        17.15%
-----------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                       36.05%        13.98%        15.18%        13.32%
-----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                          27.26%         8.53%        14.14%        11.89%
-----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                31.16%        17.05%        24.46%        20.00%(3)
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                     10.34%        14.61%        10.56%        13.85%
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                              10.11%        14.04%        10.85%        14.21%
-----------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund, Inc.                 16.54%        12.89%        16.04%        11.18%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                            19.21%         6.14%        13.67%        13.15%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                             36.38%        16.25%        23.82%        18.63%
-----------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                            21.51%         7.93%         9.37%        11.33%
-----------------------------------------------------------------------------------------------------------------

(3)  Represents total return for the six years from inception (December, 1989).

                                   51 of 134

                               DC VARIABLE ACCOUNT
                     SERIES PERFORMANCE SUMMARY - CONTINUED
                          NON-STANDARDIZED TOTAL RETURN
   (The total return figures shown below do not reflect the deduction of the
    Contract Maintenance Charges or any applicable Contingent Deferred Sales
                                    Charges)

THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS"):1

----------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED     3 YEARS       5 YEARS       10 YEARS
SERIES OPTIONS                                               12/31/95    TO 12/31/95   TO 12/31/95   TO 12/31/95
----------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE                                  33.29%          NA            NA            NA
----------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND                                      35.49%        13.60%        14.88%          NA
----------------------------------------------------------------------------------------------------------------
FIDELITY ASSET MANAGER PORTFOLIO                              15.85%         8.92%        11.70%          NA
----------------------------------------------------------------------------------------------------------------
FIDELITY OVERSEAS PORTFOLIO                                    8.64%        14.17%         7.11%          NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME PORTFOLIO                          33.82%        18.45%        20.18%          NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO                                 34.09%        16.23%        19.64%          NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO                            19.47%        11.62%        17.83%        10.42%
----------------------------------------------------------------------------------------------------------------
NEUBERGER  & BERMAN  ADVISERS  MANAGEMENT  TRUST  GROWTH      30.49%         9.11%        12.61%        10.95%
----------------------------------------------------------------------------------------------------------------
PORTFOLIO
----------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND                       9.89%         4.70%         5.69%         6.59%
----------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN PARTNERS PORTFOLIO                         35.18%          NA            NA            NA
----------------------------------------------------------------------------------------------------------------
NSAT CAPITAL APPRECIATION FUND                                27.82%        10.85%          NA            NA
----------------------------------------------------------------------------------------------------------------
NSAT GOVERNMENT BOND FUND                                     17.63%         6.94%         8.60%         8.54%
----------------------------------------------------------------------------------------------------------------
NSAT MONEY MARKET FUND                                         4.65%         3.10%         3.31%         4.87%
----------------------------------------------------------------------------------------------------------------
NSAT TOTAL RETURN FUND                                        27.88%        12.04%        15.64%        11.39%
----------------------------------------------------------------------------------------------------------------
TWENTIETH CENTURY BALANCED PORTFOLIO                          19.98%         8.45%          NA            NA
----------------------------------------------------------------------------------------------------------------
TWENTIETH CENTURY GROWTH                                      29.86%        11.58%        13.79%          NA
----------------------------------------------------------------------------------------------------------------

                                   52 of 134

                              DC VARIABLE ACCOUNT
                     SERIES PERFORMANCE SUMMARY - CONTINUED
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").


----------------------------------------------------------------------------------------------------------------
                                                                     1 YEAR           5 YEARS          10 YEARS
SERIES OPTIONS                                                    TO 12/31/95       TO 12/31/95      TO 12/31/95
----------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE                                         27.79 %            NA                NA
----------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND                                             29.99 %          13.21%              NA
----------------------------------------------------------------------------------------------------------------
FIDELITY ASSET MANAGER PORTFOLIO                                     10.35 %           9.98%              NA
----------------------------------------------------------------------------------------------------------------
FIDELITY OVERSEAS PORTFOLIO                                           3.14 %           5.06%              NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME PORTFOLIO                                 28.32 %          18.71%              NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO                                        28.59 %          18.20%              NA
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO                                   13.97 %          16.38%            9.11%
----------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST GROWTH PORTFOLIO        24.99 %          10.90%            9.74%
----------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND                              4.39 %           3.64%            5.18%
----------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN PARTNERS PORTFOLIO                                29.68 %            NA                NA
----------------------------------------------------------------------------------------------------------------
NSAT CAPITAL APPRECIATION FUND                                       22.32 %            NA                NA
----------------------------------------------------------------------------------------------------------------
NSAT GOVERNMENT BOND FUND                                            12.13 %           6.70%            7.22%
----------------------------------------------------------------------------------------------------------------
NSAT MONEY MARKET FUND                                               (0.85)%           1.10%            3.33%
----------------------------------------------------------------------------------------------------------------
NSAT TOTAL RETURN FUND                                               22.38 %          14.06%           10.19%
----------------------------------------------------------------------------------------------------------------
TWENTIETH CENTURY BALANCED PORTFOLIO                                 14.48 %            NA                NA
----------------------------------------------------------------------------------------------------------------
TWENTIETH CENTURY GROWTH                                             24.36 %          12.14%              NA
----------------------------------------------------------------------------------------------------------------


ANNUITY PAYMENTS

     See "Distribution of Participant Accounts (Retirement Period)" in the prospectus.

                                   53 of 134

                          Independent Auditors' Report


The Board of Directors and Contract Owners of
   Nationwide DC Variable Account
   Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                         KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS


              (a) Financial Statements:                                     PAGE
                  (1) Financial statements and schedule included
                      in Prospectus.
                      (Part A):

                      Condensed Financial Information.                        18

                  (2) Financial statements and schedule included
                      in Part B:                                              53

                      Those financial statements and schedule
                      required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide DC Variable Account:

                      Independent Auditors' Report.                           53

                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1995                  54

                      Statements of Operations and Changes in
                      Contract Owners' Equity for the years ended
                      December 31, 1995, 1994 and 1993.                       57

                      Notes to Financial Statements.                          58

                      Schedules of Changes in Unit Values.                    62

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                           68

                      Consolidated Balance Sheets as of December
                      31, 1995 and 1994.                                      69

                      Consolidated Statements of Income for the
                      years ended December 31, 1995, 1994 and
                      1993.                                                   70

                      Consolidated Statements of Shareholder's
                      Equity for the years ended December 31,
                      1995, 1994 and 1993.                                    71

                      Consolidated Statements of Cash Flows for
                      the years ended December 31, 1995, 1994
                      and 1993.                                               72

                      Notes to Consolidated Financial Statements.             73

                      Schedule I - Summary of Investments - Other
                      Than Investments in Related Parties                     93

                      Schedule III - Supplementary Insurance Information      94

                      Schedule IV - Reinsurance                               95

                      Schedule V - Valuation and Qualifying Accounts          96






                                   98 of 134

Item 24.      (b) Exhibits

                        (1)  Resolution of the Depositor's Board of

                             Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement and is hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with Registration Statement and is hereby incorporated by reference.

                        (4)  The form of the variable annuity contract -

                             Filed previously with Registration Statement and is hereby incorporated by reference.

                        (5) Variable Annuity Application - Filed previously with Registration Statement and is hereby incorporated by reference.

                        (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement and is hereby incorporated by reference.

                        (7)  Not Applicable

                        (8)  Not Applicable

                        (9) Opinion of Counsel - Filed previously with Registration Statement and is hereby incorporated by reference.

                        (10) Not Applicable

                        (11) Not Applicable

                        (12) Not Applicable

                        (13) Not Applicable





                                   99 of 134

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                 BUSINESS ADDRESS                                 WITH DEPOSITOR
               Lewis J. Alphin                                        Director
               519 Bethel Church Road
               Mount Olives, NC  28365

               Keith W. Eckel                                         Director
               1647 Falls Road
               Clarks Summit, PA 18411

               Willard J. Engel                                       Director
               1100 East Main Street
               Marshall, MN 56258

               Fred C. Finney                                         Director
               1558 West Moreland Road
               Wooster, OH 44691

               Charles L. Fuellgraf, Jr.                              Director
               600 South Washington Street
               Butler, PA  16001

               Joseph J. Gasper                         President and Chief Operating Officer
               One Nationwide Plaza                                 and Director
               Columbus, OH  43215

               Henry S. Holloway                                   Chairman of the
               1247 Stafford Road                                       Board
               Darlington, MD  21034

               D. Richard McFerson                      Chairman and Chief Executive Officer-
               One Nationwide Plaza                        Nationwide Insurance Enterprise
               Columbus, OH  43215                                  and Director

               David O. Miller                                        Director
               115 Sprague Drive
               Hebron, Ohio  43025

               C. Ray Noecker                                         Director
               2770 State Route 674 South
               Ashville, OH 43103

               James F. Patterson                                     Director
               8765 Mulberry Road
               Chesterland, OH  44026



                                   100 of 134

     NAME AND PRINCIPAL                             POSITIONS AND OFFICES
      BUSINESS ADDRESS                                 WITH DEPOSITOR
    Arden L. Shisler                                       Director
    1356 North Wenger Road
    Dalton, OH  44618

    Robert L. Stewart                                      Director
    88740 Fairview Road
    Jewett, OH  43986

    Nancy C. Thomas                                        Director
    10835 Georgetown Street NE
    Louisville, OH  44641

    Harold W. Weihl                                        Director
    14282 King Road
    Bowling Green, OH  43402

    Gordon E. McCutchan                            Executive Vice President,
    One Nationwide Plaza                          Law and Corporate Services
    Columbus, OH  43215                                  and Secretary

    Robert A. Oakley                               Executive Vice President-
    One Nationwide Plaza                            Chief Financial Officer
    Columbus, Ohio  43215

    James E. Brock                                  Senior Vice President -
    One Nationwide Plaza                            Life Company Operations
    Columbus, OH  43215

    W. Sidney Druen                            Senior Vice President and General
    One Nationwide Plaza                        Counsel and Assistant Secretary
    Columbus, OH  43215

    Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
    One Nationwide Plaza                          Life, Health and Annuities
    Columbus, OH  43215

    Richard A. Karas                            Senior Vice President - Sales -
    One Nationwide Plaza                              Financial Services
    Columbus, OH  43215

    Michael D. Bleiweiss                                Vice President-
    One Nationwide Plaza                             Deferred Compensation
    Columbus, OH  43215



                                   101 of 134

        NAME AND PRINCIPAL                             POSITIONS AND OFFICES
         BUSINESS ADDRESS                                 WITH DEPOSITOR
       Matthew S. Easley                                  Vice President -
       One Nationwide Plaza                  Life Marketing and Administrative Services
       Columbus, OH  43215

       Ronald L. Eppley                                    Vice President-
       One Nationwide Plaza                                   Pensions
       Columbus, OH  43215

       Timothy E. Murphy                                   Vice President-
       One Nationwide Plaza                              Strategic Marketing
       Columbus, Ohio  43215

       R. Dennis Noice                                     Vice President-
       One Nationwide Plaza                        Individual Investment Products
       Columbus, OH  43215

       Joseph P. Rath                                     Vice President -
       One Nationwide Plaza                           Associate General Counsel
       Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *     Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          ****  other subsidiaries






                                   102 of 134

                                                             NO. VOTING
                                                             SECURITIES
                                                           (SEE ATTACHED
                                             STATE          CHART) UNLESS
                                              OF              OTHERWISE
         COMPANY                          ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
Affiliate Agency of Ohio, Inc.                Ohio                            Life Insurance Agency

Affiliate Agency, Inc.                      Delaware                          Life Insurance Agency
Allnations, Inc.                              Ohio                            Promotes cooperative insurance corporations
                                                                              worldwide
American Marine Underwriters, Inc.          Florida                           Underwriting Manager

Auto Direkt Insurance Company               Germany                           Insurance Company

The Beak and Wire Corporation                 Ohio                            Radio Tower Joint Venture

California Cash Management Company         California                         Investment Securities Agent

Colonial County Mutual Insurance             Texas                            Insurance Company
Company

Colonial Insurance Company of              California                         Insurance Company
California

Columbus Insurance Brokerage and            Germany                           Insurance Broker
Service GMBH

Companies Agency Insurance Services        California                         Insurance  Broker
of California

Companies Agency of Alabama, Inc.           Alabama                           Insurance Broker

Companies Agency of Idaho, Inc.              Idaho                            Insurance Broker

Companies Agency of Illinois, Inc.          Illinois                          Acts as Collection Agent for Policies placed
                                                                              through Brokers
Companies Agency of Kentucky, Inc.          Kentucky                          Insurance Broker

Companies Agency of Massachusetts,       Massachusetts                        Insurance Broker
Inc.

Companies Agency of New York, Inc.          New York                          Insurance Broker

Companies Agency of Pennsylvania,         Pennsylvania                        Insurance Broker
Inc.

Companies Agency of Phoenix, Inc.           Arizona                           Insurance Broker

Companies Agency of Texas, Inc.              Texas                            Insurance Broker

Companies Agency, Inc.                     Wisconsin                          Insurance Broker

Companies Annuity Agency of Texas,           Texas                            Insurance Broker
Inc.

Countrywide Services Corporation            Delaware                          Products Liability, Investigative and Claims
                                                                              Management Services

Employers Insurance of Wausau A            Wisconsin                          Insurance Company
Mutual Company



                                   103 of 134

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                 (SEE ATTACHED
                                                   STATE          CHART) UNLESS
                                                    OF              OTHERWISE
         COMPANY                                ORGANIZATION        INDICATED             PRINCIPAL BUSINESS

 **   Employers Life Insurance Company of        Wisconsin                          Life Insurance Company
      Wausau

      F & B, Inc.                                   Iowa                            Insurance Agency

      Farmland Mutual Insurance Company             Iowa                            Insurance Company

      Financial Horizons Distributors             Alabama                           Life Insurance Agency
      Agency of Alabama, Inc.

      Financial Horizons Distributors               Ohio                            Insurance Agency
      Agency of Ohio

      Financial Horizons Distributors             Oklahoma                          Life Insurance Agency
      Agency of Oklahoma, Inc.

      Financial Horizons Distributors              Texas                            Life Insurance Agency
      Agency of Texas, Inc.

  *   Financial Horizons Investment Trust      Massachusetts                        Investment Company

      Financial Horizons Securities               Oklahoma                          Broker Dealer
      Corporation

      Gates, McDonald & Company                     Ohio                            Cost Control Business

      Gates, McDonald & Company of Nevada          Nevada                           Self-Insurance Administration Claims
                                                                                    Examinations and Data Processing Services
      Gates, McDonald & Company of New            New York                          Workers Compensation Claims Administration
      York, Inc.

      Greater La Crosse Health Plans, Inc.       Wisconsin                          Writes Commercial Health and Medicare
                                                                                    Supplement Insurance

      InHealth Agency, Inc.                         Ohio                            Insurance Agency

      InHealth Management Systems, Inc.             Ohio                            Develops and operates Managed Care Delivery
                                                                                    System
      Insurance Intermediaries, Inc.                Ohio                            Insurance Broker and Insurance Agency

      Key Health Plan, Inc.                      California                         Pre-paid health plans

      Landmark Financial Services of New          New York                          Life Insurance Agency
      York, Inc.

      Leben Direkt Insurance Company              Germany                           Life Insurance Company

      Lone Star General Agency, Inc.               Texas                            Insurance Agency

 **   MRM Investments, Inc.                         Ohio                            Owns and operates a Recreational Ski Facility

 **   National Casualty Company                   Michigan                          Insurance Company

      National Casualty Company of             Great Britain                        Insurance Company
      America, Ltd.

 **   National Premium and Benefit                Delaware                          Insurance Administrative Services
      Administration Company

      Nationwide Agribusiness Insurance             Iowa                            Insurance Company
      Company

      Nationwide Cash Management Company            Ohio                            Investment Securities Agent



                                   104 of 134

                                                                  NO. VOTING
                                                                  SECURITIES
                                                                (SEE ATTACHED
                                                  STATE          CHART) UNLESS
                                                    OF             OTHERWISE
         COMPANY                               ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
      Nationwide Communications, Inc.               Ohio                            Radio Broadcasting Business

      Nationwide Community Urban                    Ohio                            Redevelopment of blighted areas within the
      Redevelopment Corporation                                                     City of Columbus, Ohio

      Nationwide Corporation                        Ohio                            Organized for the purpose of acquiring,
                                                                                    holding, encumbering, transferring, or
                                                                                    otherwise disposing of shares, bonds, and
                                                                                    other evidences of indebtedness, securities,
                                                                                    and contracts of other persons, associations,
                                                                                    corporations, domestic or foreign and to form
                                                                                    or acquire the control of other corporations

      Nationwide Development Company                Ohio                            Owns, leases and manages commercial real estate

      Nationwide Financial Institution            Delaware                          Insurance Agency
      Distributors Agency, Inc.

 **   Nationwide Advisory Services, Inc.            Ohio                            Registered Broker-Dealer, Investment Manager
                                                                                    and Administrator

      Nationwide General Insurance Company          Ohio                            Insurance Company

      Nationwide HMO, Inc.                          Ohio                            Health Maintenance Organization

  *   Nationwide Indemnity Company                  Ohio                            Reinsurance Company

      Nationwide Insurance Enterprise               Ohio                            Membership Non-Profit Corporation
      Foundation

      Nationwide Insurance Golf Charities,          Ohio                            Membership Non-Profit Corporation
      Inc.

      Nationwide Investing Foundation             Michigan                          Investment Company

  *   Nationwide Investing                     Massachusetts                        Investment Company
      Foundation II

      Nationwide Investment Services              Oklahoma                          Registered Broker-Dealer in Deferred
      Corporation                                                                   Compensation Market

      Nationwide Investors Services, Inc.           Ohio                            Stock Transfer Agent

 **   Nationwide Life and Annuity                   Ohio                            Life Insurance Company
      Insurance Company

 **   Nationwide Life Insurance Company             Ohio                            Life Insurance Company

      Nationwide Lloyds                            Texas                            Texas Lloyds Company

      Nationwide Mutual Fire Insurance              Ohio                            Insurance Company
      Company

      Nationwide Mutual Insurance Company           Ohio                            Insurance Company

      Nationwide Property and Casualty              Ohio                            Insurance Company
      Insurance Company

 **   Nationwide Property Management, Inc.          Ohio                            Owns, leases, manages and deals in Real
                                                                                    Property




                                   105 of 134

                                                                  NO. VOTING
                                                                  SECURITIES
                                                                (SEE ATTACHED
                                                  STATE          CHART) UNLESS
                                                    OF             OTHERWISE
         COMPANY                               ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
  *   Nationwide Separate Account Trust        Massachusetts                        Investment Company

      NEA Valuebuilder Investor Services          Alabama                           Life Insurance Agency
      of Alabama, Inc.

      NEA Valuebuilder Investor Services          Arizona                           Life Insurance Agency
      of Arizona, Inc.

      NEA Valuebuilder Investor Services       Massachusetts                        Life Insurance Agency
      of Massachusetts, Inc.

      NEA Valuebuilder Investor Services          Montana                           Life Insurance Agency
      of Montana, Inc.

      NEA Valuebuilder Investor Services           Nevada                           Life Insurance Agency
      of Nevada, Inc.

      NEA Valuebuilder Investor Services            Ohio                            Life Insurance Agency
      of Ohio, Inc.

      NEA Valuebuilder Investor Services          Oklahoma                          Life Insurance Agency
      of Oklahoma, Inc.

      NEA Valuebuilder Investor Services           Texas                            Life Insurance Agency
      of Texas, Inc.

      NEA Valuebuilder Investor Services          Wyoming                           Life Insurance Agency
      of Wyoming

      NEA Valuebuilder Investor Services,         Delaware                          Life Insurance Agency
      Inc.

      NEA Valuebuilder Services Insurance      Massachusetts                        Life Insurance Agency
      Agency, Inc.

      Neckura General Insurance Company           Germany                           Insurance Company

      Neckura Holding Company                     Germany                           Administrative Service for Neckura Insurance
                                                                                    Group
      Neckura Insurance Company                   Germany                           Insurance Company

      Neckura Life Insurance Company              Germany                           Life Insurance Company

      NWE, Inc.                                     Ohio                            Special Investments

      PEBSCO of Massachusetts Insurance        Massachusetts                        Markets and Administers Deferred Compensation
      Agency, Inc.                                                                  Plans for Public Employees

      PEBSCO of Texas, Inc.                        Texas                            Markets and Administers Deferred Compensation
                                                                                    Plans for Public Employees

      Pension Associates of Wausau, Inc.         Wisconsin                          Pension plan administration, record keeping
                                                                                    and consulting and compensation consulting

      Public Employees Benefit Services           Delaware                          Marketing and Administration of Deferred
      corporation                                                                   Employee Compensation Plans for Public
                                                                                    Employees

      Public Employees Benefit Services           Alabama                           Markets and Administers Deferred Compensation
      Corporation of Alabama                                                        Plans for Public Employees



                                   106 of 134

                                                                  NO. VOTING
                                                                  SECURITIES
                                                                (SEE ATTACHED
                                                  STATE          CHART) UNLESS
                                                    OF             OTHERWISE
         COMPANY                               ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
      Public Employees Benefit Services           Arkansas                          Markets and Administers Deferred Compensation
      Corporation of Arkansas                                                       Plans for Public Employees

      Public Employees Benefit Services           Montana                           Markets and Administers Deferred Compensation
      Corporation of Montana                                                        Plans for Public Employees

      Public Employees Benefit Services          New Mexico                         Markets and Administers Deferred Compensation
      Corporation of New Mexico                                                     Plans for Public Employees

      Scottsdale Indemnity Company                  Ohio                            Insurance Company

      Scottsdale Insurance Company                  Ohio                            Insurance Company

      SVM Sales GmbH, Neckura Insurance           Germany                           Sales support for Neckura Insurance Group
      Group

      Wausau Business Insurance Company           Illinois                          Insurance Company

      Wausau General Insurance Company            Illinois                          Insurance Company

      Wausau Insurance Company (U.K.)          United Kingdom                       Insurance and Reinsurance Company
      Limited

      Wausau International Underwriters          California                         Special Risks, Excess and Surplus Lines
                                                                                    Insurance Underwriting Manager
**    Wausau Preferred Health Insurance          Wisconsin                          Insurance and Reinsurance Company
      Company

      Wausau Service Corporation                 Wisconsin                          Holding Company

      Wausau Underwriters Insurance Company      Wisconsin                          Insurance Company

**    West Coast Life Insurance Company          California                         Life Insurance Company




                                   107 of 134

                                                                     NO. VOTING
                                                                     SECURITIES
                                                  STATE         (SEE ATTACHED CHART)
                                                    OF             UNLESS OTHERWISE
         COMPANY                               ORGANIZATION           INDICATED                   PRINCIPAL BUSINESS
  *   MFS Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   NACo Variable Account                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide DC Variable                        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Multi-Flex Variable                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
      Account                                                    Account

  *   Nationwide VA Separate Account-A              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *   Nationwide VA Separate Account-B              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

      Nationwide VA Separate Account-C              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *   Nationwide VA Separate Account-Q              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *   Nationwide Variable Account                   Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Variable Account-II                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Variable Account-3                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Variable Account-4                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Variable Account-5                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Fidelity Advisor Variable          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
      Account                                                    Account

  *   Nationwide Variable Account-6                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide Variable Account-8                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide VL Separate                        Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Contracts
      Account-A                                                  Separate Account


  *   Nationwide VL Separate Account-B              Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Contracts
                                                                 Separate Account


  *   Nationwide VLI Separate Account               Ohio         Nationwide Life Separate        Issuer of Life Insurance Contracts
                                                                 Account

  *   Nationwide VLI Separate Account-2             Ohio         Nationwide Life Separate        Issuer of Life Insurance Contracts
                                                                 Account

  *   Nationwide VLI Separate Account-3             Ohio         Nationwide Life Separate        Issuer of Life Insurance Contracts
                                                                 Account

  *   Separate Account No. 1                        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *   Nationwide DCVA-II                            Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account




                                   108 of 134

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|











____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|







Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995


ITEM 27.  NUMBER OF CONTRACT OWNERS


         The number of Owners of Contracts as of June 30, 1996 was 3,218.


ITEM 28.  INDEMNIFICATION

         Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

ITEM 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide DC Variable Account, Nationwide Multi-Flex Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.


                    NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

         (b)             NATIONWIDE ADVISORY SERVICES, INC.
                              DIRECTORS AND OFFICERS


                                                          POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                             WITH UNDERWRITER
      Joseph J. Gasper                                    President and Director
      One Nationwide Plaza
      Columbus, Ohio  43215

      D. Richard McFerson                 Chairman of the Board of Directors and Chairman and
      One Nationwide Plaza                         Chief Executive Officer--Nationwide
      Columbus, OH  43215                           Insurance Enterprise and Director

      Gordon E. McCutchan
      One Nationwide Plaza                           Executive Vice President-Law and
      Columbus, OH  43215                            Corporate Services and Director

      Robert A. Oakley                          Executive Vice President - Chief Financial
      One Nationwide Plaza                                  Officer and Director
      Columbus, Ohio  43215

      Robert J. Woodward                       Executive Vice President - Chief Investment
      One Nationwide Plaza                                 Officer and Director
      Columbus, Ohio 43215

      W. Sidney Druen                                   Senior Vice President and
      One Nationwide Plaza                                 General Counsel and
      Columbus, OH  43215                                  Assistant Secretary






                                   111 of 134

      James F. Laird, Jr.                               Vice President and General
      One Nationwide Plaza                                       Manager
      Columbus, OH  43215

      Peter J. Neckermann                                     Vice President
      One Nationwide Plaza
      Columbus, OH  43215

      Harry S. Schermer                                Vice President - Investments
      One Nationwide Plaza
      Columbus, OH  43215

      Rae I. Mercer                                             Secretary
      One Nationwide Plaza
      Columbus, OH  43215

      William G. Goslee                                         Treasurer
      One Nationwide Plaza
      Columbus, Ohio  43215


(c)   NAME OF     NET UNDERWRITING    COMPENSATION ON
     PRINCIPAL    DISCOUNTS AND       REDEMPTION OR         BROKERAGE
    UNDERWRITER   COMMISSIONS         ANNUITIZATION         COMMISSIONS      COMPENSATION
    -----------   -----------         -------------         -----------      ------------
     Nationwide      N/A                 N/A                    N/A                N/A
      Advisory
      Services,
        Inc.





                                   112 of 134

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         Robert O. Cline
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable

ITEM 32.  UNDERTAKINGS

         The Registrant hereby undertakes to:


         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

         (e) Represent that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.





                                   113 of 134

                  OFFERED BY

                  NATIONWIDE
                  LIFE INSURANCE COMPANY




                                    Group
                                    Flexible Fund
                                    Retirement
                                    Contracts


                                                                  PROSPECTUS
                                                                NOVEMBER 2, 1996




                                   114 of 134

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                ISSUED THROUGH THE NATIONWIDE DC VARIABLE ACCOUNT
    (Supplement Dated November 2, 1996 to Prospectus Dated November 2, 1996)

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE KEPT FOR FUTURE REFERENCE. THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by including the following Underlying Mutual Fund options available only for Tax-Sheltered Annuity Contracts.

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge................       4-5%
        (as a percentage of Purchase Payments)                        -----

ANNUAL CONTRACT MAINTENANCE CHARGE(1)............................     $  15
                                                                      -----
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
         Mortality and Expense Risk Fee..........................      0.50%
                                                                      -----
         Administration Charge...................................      0.45%
                                                                      -----
         Total Variable Account Annual Expenses..................      0.95%
                                                                      -----

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2)

(as a percentage of Underlying Mutual Fund average net assets)

                                                                   ---------------------------------------------
                                                                   Management      Other        Total Underlying
                                                                      Fees        Expenses         Mutual Fund
                                                                                                    Expenses
----------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                        0.69           0.58             1.27
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                              0.27           0.12             0.39
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund -               0.51           0.10             0.61
Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund -               0.61           0.09             0.70
Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund - High          0.60           0.11             0.71
Income Portfolio(3)
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund -               0.76           0.15             0.91
Overseas Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II -            0.71           0.08             0.79
Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth                 0.84           0.10             0.94
Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Limited                0.65           0.10             0.75
Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Partners               0.85           0.30             1.15
Portfolio
----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                        0.50           0.04             0.54
----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                             0.50           0.01             0.51
----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                0.50           0.02             0.52
----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                0.50           0.01             0.51
----------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Balanced                                   1.00           0.00             1.00
----------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Growth                                     1.00           0.00             1.00
----------------------------------------------------------------------------------------------------------------

(1) The Annual Contract Maintenance Charge will also be assessed on the date that amounts held with respect to a Participant are fully withdrawn from the Contract.

(2) The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.

(3) The Fidelity Investments Variable Insurance Products Fund - High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.



                                   115 of 134

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                                                   ------------------------------------------------
                                                            If you surrender your Contract
                                                       at the end of the applicable time period
                                                   ------------------------------------------------
                                                   1 Yr.         3 Yrs.        5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.       63           112           163           304
---------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                             54            84           116           207
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              56            91           128           232
Products Fund - Equity Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              57            94           133           242
Products Fund - Growth Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              58            94           134           243
Products Fund - High Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              60           101           144           265
Products Fund - Overseas Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              58            97           138           252
Products Fund II - Asset Manager Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         60           102           146           269
- Growth Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         58            96           136           248
- Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         62           108           157           291
- Partners Portfolio
---------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       56            89           124           224
---------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            55            88           123           221
---------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               56            88           123           222
---------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               55            88           123           221
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Balanced                  61           104           149           275
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Growth                    61           104           149           275
---------------------------------------------------------------------------------------------------

                                                        (continued on next page)



                                   116 of 134

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                                                   ------------------------------------------------
                                                            If you surrender your Contract
                                                       at the end of the applicable time period
                                                   ------------------------------------------------
                                                   1 Yr.         3 Yrs.        5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.       23            72           123           264
---------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                             14            44            76           167
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              16            51            88           192
Products Fund - Equity Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              17            54            93           202
Products Fund - Growth Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              18            54            94           203
Products Fund - High Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              20            61           104           225
Products Fund - Overseas Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              18            57            98           212
Products Fund II - Asset Manager Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         20            62           106           229
- Growth Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         18            56            96           208
- Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         22            68           117           251
- Partners Portfolio
---------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       16            49            84           184
---------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            15            48            83           181
---------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               16            48            83           182
---------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               15            48            83           181
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Balanced                  21            64           109           235
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Growth                    21            64           109           235
---------------------------------------------------------------------------------------------------

                                                        (continued on next page)



                                   117 of 134

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                                                   ------------------------------------------------
                                                            If you surrender your Contract
                                                       at the end of the applicable time period
                                                   ------------------------------------------------
                                                   1 Yr.         3 Yrs.        5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.       23            72           123           264
---------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                             14            44            76           167
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              16            51            88           192
Products Fund - Equity Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              17            54            93           202
Products Fund - Growth Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              18            54            94           203
Products Fund - High Income Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              20            61           104           225
Products Fund - Overseas Portfolio
---------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance              18            57            98           212
Products Fund II - Asset Manager Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         20            62           106           229
- Growth Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         18            56            96           208
- Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust         22            68           117           251
- Partners Portfolio
---------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       16            49            84           184
---------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            15            48            83           181
---------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               16            48            83           182
---------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               15            48            83           181
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Balanced                  21            64           109           235
---------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Growth                    21            64           109           235
---------------------------------------------------------------------------------------------------


The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The table reflects expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges and Other Deductions" in the prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes" in the prospectus).


                                   118 of 134

2. The section entitled "CONDENSED FINANCIAL INFORMATION" in the prospectus is amended by adding the following information about the Underlying Mutual Fund options available for Tax-Sheltered Annuity Contracts.

                        CONDENSED FINANCIAL INFORMATION
               Accumulation Unit Values (For an Accumulation Unit
                       outstanding throughout the period)

                                  ACCUMULATION           ACCUMULATION                NUMBER OF
                                   UNIT VALUE             UNIT VALUE            ACCUMULATION UNITS
                                  AT BEGINNING              AT END              OUTSTANDING AT THE
         FUND                       OF PERIOD              OF PERIOD             END OF THE PERIOD            YEAR
==================================================================================================================
Dreyfus Stock Index                0.975745               1.322035                           5,213            1995
Fund                               -------------------------------------------------------------------------------
                                   1.000000               0.975745                             782            1994
==================================================================================================================
Dreyfus Socially                   0.977428               1.302837                               0            1995
Responsible Growth Fund            -------------------------------------------------------------------------------
                                   1.000000               0.977428                               0            1994
==================================================================================================================
Fidelity Investments               1.018963               1.366323                          29,541            1995
Variable Insurance                 -------------------------------------------------------------------------------
Products Fund: Growth              1.000000               1.018963                           7,026            1994
Portfolio
==================================================================================================================
Fidelity Investments               0.974175               1.303642                          37,796            1995
Variable Insurance                 -------------------------------------------------------------------------------
Products Fund: Equity              1.000000               0.974175                           5,699            1994
Income Portfolio
==================================================================================================================
Fidelity Investments               0.992271               1.185437                          10,485            1995
Variable Insurance                 -------------------------------------------------------------------------------
Products Fund: High                1.000000               0.992271                           1,484            1994
Income Portfolio
==================================================================================================================
Fidelity Investments               0.955979               1.107535                          10,482            1995
Variable Insurance                 -------------------------------------------------------------------------------
Products Fund II: Asset            1.000000               0.955979                           2,037            1994
Manager Portfolio
==================================================================================================================
Fidelity Investments               0.947883               1.029809                          55,723            1995
Variable Insurance                 -------------------------------------------------------------------------------
Products Fund:                     1.000000               0.947883                          10,984            1994
Overseas Portfolio
==================================================================================================================
Neuberger & Berman                 1.272940               1.661013                          24,304            1995
Advisers Management                -------------------------------------------------------------------------------
Trust -                            1.352530               1.272940                          17,238            1994
Growth Portfolio                   -------------------------------------------------------------------------------
                                   1.278609               1.352530                          12,520            1993
                                   -------------------------------------------------------------------------------
                                   1.178398               1.278609                           8,757            1992
                                   -------------------------------------------------------------------------------
                                   0.917001               1.178398                           4,358            1991
                                   -------------------------------------------------------------------------------
                                   1.000000               0.917001                               0            1990
------------------------------------------------------------------------------------------------------------------


                                   119 of 134

                                  ACCUMULATION           ACCUMULATION                NUMBER OF
                                   UNIT VALUE             UNIT VALUE            ACCUMULATION UNITS
                                  AT BEGINNING              AT END              OUTSTANDING AT THE
         FUND                       OF PERIOD              OF PERIOD             END OF THE PERIOD        YEAR
==============================================================================================================
Neuberger & Berman                0.995462               1.093904                          2,860          1995
Advisers                          ----------------------------------------------------------------------------
Management                        1.000000               0.995462                            597          1994
Trust - Limited Maturity
Bond Portfolio
==============================================================================================================
Neuberger & Berman                0.966223               1.306186                          5,923          1995
Advisers                          ----------------------------------------------------------------------------
Management Trust -                1.000000               0.966223                          3,237          1994
Partners Portfolio
==============================================================================================================
NSAT Government                   1.338281               1.574158                          5,714          1995
Bond Fund                         ----------------------------------------------------------------------------
                                  1.396125               1.338281                            971          1994
                                  ----------------------------------------------------------------------------
                                  1.286974               1.396125                            632          1993
                                  ----------------------------------------------------------------------------
                                  1.204500               1.286974                          1,660          1992
                                  ----------------------------------------------------------------------------
                                  1.041986               1.204500                            527          1991
                                  ----------------------------------------------------------------------------
                                  1.000000               1.041986                              0          1990
==============================================================================================================
NSAT Capital                      1.000000               1.208468                              0          1995
Appreciation Fund
==============================================================================================================
NSAT Money                        1.155984               1.209790                         14,512          1995
Market Fund                       ----------------------------------------------------------------------------
                                  1.123427               1.155984                          2,543          1994
                                  ----------------------------------------------------------------------------
                                  1.103814               1.123427                              0          1993
                                  ----------------------------------------------------------------------------
                                  1.077714               1.103814                              0          1992
                                  ----------------------------------------------------------------------------
                                  1.028111               1.077714                              0          1991
                                  ----------------------------------------------------------------------------
                                  1.000000               1.028111                              0          1990
==============================================================================================================
NSAT Total                        1.525590               1.950853                         11,766          1995
Return Fund                       ----------------------------------------------------------------------------
(formerly                         1.523742               1.525590                          3,996          1994
"Common                           ----------------------------------------------------------------------------
Stock Fund")                      1.386859               1.523742                            845          1993
                                  ----------------------------------------------------------------------------
                                  1.294230               1.386859                            500          1992
                                  ----------------------------------------------------------------------------
                                  0.943464               1.294230                             69          1991
                                  ----------------------------------------------------------------------------
                                  1.000000               0.943464                              0          1990
==============================================================================================================
TCI Portfolios, Inc. -            0.986992               1.184177                          1,504          1995
TCI Balanced                      ----------------------------------------------------------------------------
                                  1.000000               0.986992                              0          1994
==============================================================================================================
TCI Portfolios, Inc.              1.331537               1.729155                         50,891          1995
TCI Growth                        ----------------------------------------------------------------------------
                                  1.360119               1.331537                         38,898          1994
                                  ----------------------------------------------------------------------------
                                  1.244720               1.360119                         33,128          1993
                                  ----------------------------------------------------------------------------
                                  1.273681               1.244720                         21,051          1992
                                  ----------------------------------------------------------------------------
                                  0.906306               1.273681                         10,348          1991
                                  ----------------------------------------------------------------------------
                                  1.000000               0.906306                          4,711          1990
--------------------------------------------------------------------------------------------------------------




                                   120 of 134

3. The section entitled "CONTRACT MAINTENANCE CHARGE" in the prospectus is amended by adding the following paragraph:

          For Tax-Sheltered Annuity Contracts, the Company will make a maximum charge of $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help the Company offset such administrative expenses, and such charges will not exceed the Company's actual administration expenses under the Contracts.

4. The section entitled "DESCRIPTION OF THE CONTRACTS" in the prospectus is amended by adding the following new section:

      PARTICIPANT RIGHTS UNDER TAX-SHELTERED ANNUITY CONTRACTS

          Participant rights under the Contract are set forth in the Plan, if any, and are described more fully in the Certificate of Participation issued to each Participant by the Company and which describes the rights and benefits to which the Participant is entitled under the Contract. The term Owner, as used throughout the Contract, refers to the purchaser and the holder of the Contract. However, the Owner's rights are limited by the Plan, if any, the Code and applicable regulations. Participant Accounts held under the Contract shall be non-forfeitable at all times. No amounts payable under the Contract with respect to a Participant may be sold, assigned, discounted, or pledged as collateral for a loan or as a security for the performance of an obligation or for any other purpose to any person other than the Company. In addition, to the extent permitted by law, no such sum shall in any way be subject to legal process requiring the payment of any claim against the payee. The Company will accept direction only from the Participant except as otherwise specifically provided in the Plan, if any. The Company shall be entitled to rely on any action taken or omitted by the Participant, pursuant to the terms of the Contract.

5. The section entitled "SUSPENSION AND TERMINATION" in the prospectus is amended by deleting the last two sentences of that section.

6. The section entitled "APPLICATION OF PURCHASE PAYMENTS" in the prospectus is amended by adding the following paragraph at the end:

          With respect to Tax-Sheltered Annuity Contracts, Purchase Payments for each Participant may not exceed the Contract's allowable portion of the lesser of the maximum exclusion allowance under Code Section 403(b), or the elective deferral limits set forth in Code Section 402(g), except for amounts eligible for rollover, transfer or exchange treatment under the Code. In no event may the Purchase Payments exceed the limits described in Code Section 415. The amount of the Purchase Payments and earnings thereon in excess of the limits set forth in Code Section 402(g) ("excess deferrals") shall be returned in accordance with that section to the Participant upon written request, without application of the Contingent Deferred Sales Charge, if any, and in accordance with the Plan, if any. The Company may change the required minimum annual Purchase Payment to any amount which does not violate the applicable provisions of the Code.

7. The section entitled "REDEMPTION OF PARTICIPANT ACCOUNTS (TERMINATION)" in the prospectus is amended by adding the following paragraph at the end:

          With respect to Tax-Sheltered Annuity Contracts, Section 403(b)(11) of the Code prohibits redemptions of Purchase Payments made pursuant to a salary reduction agreement (within the meaning of 402(g)(3)(C) of the Code)before the person reaches age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Code Section 72(m)(7)), or faces a financial hardship as defined by the Plan, or, if no Plan is specified, as used in Section 403(b)(11)(B) of the Code and applicable regulations. This prohibition applies to Purchase Payments made in years beginning after December 31, 1988, to earnings on those Purchase Payments, and to earnings on amounts held as of December 31, 1988. Hardship redemptions are limited to the amount of Purchase Payments attributable to Participant elective contributions and earnings on Purchase Payments held as of December 31, 1988, and may be subject to a 10% tax penalty. The value of contracts issued pursuant to Section 403(b) may be transferred to other contracts of other carriers. However, the exchange, under Section 1035 of the Code, of a contract which had an accumulated value prior to January 1, 1989, for a new contract may subject the pre-1989 value to the limits of Section


                                   121 of 134

      403(b)(11). The Company issues this Contract in reliance upon, and in compliance with, a Securities and Exchange Commission industry-wide no-action letter (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Section 403(b)(11).

8. The section entitled "DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)" in the prospectus is amended by Including the following section:

      REQUIRED DISTRIBUTION FOR TAX-SHELTERED ANNUITY CONTRACTS

          The entire interest of a Participant under a Contract issued pursuant to Code Section 403(b) accruing after December 31, 1986, will, notwithstanding anything else contained herein, be distributed to the Participant under the Optional Retirement Income Form selected over-

          A. the life of the Participant or the lives of the Participant and the Participant's designated Beneficiary; or

          B. a period not extending beyond the life expectancy of the Participant or the life expectancy of the Participant and the Participant's designated Beneficiary.

          If the Participant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence no later than the first day of April following the calendar year In which the Participant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Participant retires.

          Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Participant by the life expectancy of the Participant, or the joint and last survivor expectancy of the Participant and the Participant's designated Beneficiary (whichever is applicable). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

          All Optional Retirement Income Forms described in the prospectus must comply with the minimum Distribution and incidental death benefit provision of Code Section 401(a)(9) and applicable regulations.

9. The section entitled "DEATH BENEFIT BEFORE RETIREMENT" in the prospectus is deleted in its entirety and replaced with the following:

      DEATH BENEFIT BEFORE RETIREMENT

          If the Participant dies before his or her retirement income commences, generally the entire Participant Account Value must be distributed within five years after the Participant's death. There are two exceptions: (1) if payments are to be made to the Participant's designated Beneficiary and the Distributions begin within one year of the Participant's death, payments may be extended over the life (or a period not exceeding the life expectancy) of the Beneficiary; and (2) if the Beneficiary is the surviving spouse and the Distributions begin by the time the Participant would have reached age 70 1/2, payments may be made over the life (or a period not exceeding life expectancy) of the surviving spouse.

10. References throughout the Prospectus to the "GROUP FIXED FUND RETIREMENT CONTRACT" are hereby changed to "GROUP FIXED TAX DEFERRED ANNUITY CONTRACT."

11. The Appendix of Participating Underlying Mutual Funds in the prospectus is amended in its entirety by the following Underlying Mutual Funds. These Underlying Mutual Funds are available only to serve as the Underlying investment for variable annuity and variable life contracts issued through separate accounts of life Insurance companies which may or may not be affiliated. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the prospectuses of the Underlying Mutual Funds, which should be read in conjunction with this prospectus before investing.



                                   122 of 134

DREYFUS STOCK FUND INDEX

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

     The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     The investment objective of the Fund is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

     The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

     EQUITY-INCOME PORTFOLIO

          The investment objective of the Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     GROWTH PORTFOLIO

          The investment objective of the Fund seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     HIGH INCOME PORTFOLIO

          The investment objective of the Fund seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities



                                   123 of 134

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

             Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Baa or lower by Moody's; BBB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     OVERSEAS PORTFOLIO

             The investment objective of the Fund is to seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:

             The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the fund's manager.

      ASSET MANAGER PORTFOLIO

             The investment objective of the Fund is to seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

NATIONWIDE SEPARATE ACCOUNT TRUST

             Nationwide Separate Account Trust (the "Trust") is a diversified open-end investment company created under the laws of Massachusetts. The Trust offers shares in the four separate Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life Insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND

             The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines to have a better-than-average potential for sustained capital growth over the long-term.

     GOVERNMENT BOND FUND

             The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


     TOTAL RETURN FUND (FORMERLY "COMMON STOCK FUND")

             The investment objective of the Fund is to obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.



                                   124 of 134

     MONEY MARKET FUND

             The investment objective of the Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily In money market instruments.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

             Neuberger & Berman Advisers Management Trust is an open-ended diversified management investment company established as a Massachusetts business trust on December 14, 1983. The Distribution of trust shares is only in connection with certain variable annuity contracts and variable life insurance policies issued through the insurance company separate accounts. The investment adviser is Neuberger & Berman Management Incorporated.

     GROWTH PORTFOLIO

             The investment objective of the Fund is capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     LIMITED MATURITY BOND PORTFOLIO

             The investment objective of the Fund is to provide the highest level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     PARTNERS PORTFOLIO

             The investment objective of the Fund is to seek capital growth through an investment approach designed to increase capital with reasonable risk. The Fund uses the value-oriented investment approach investing primarily in common stocks of established companies. Its investment program seeks securities believed to be undervalued based on factors such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

             TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. The investment manager is Investors Research Corporation which is wholly owned by Twentieth Century Companies, Inc., and also manages the Twentieth Century family of funds.

     TCI BALANCED

             The investment objective of the Fund is capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

     TCI GROWTH

             The investment objective of the Fund is capital growth. The Fund will seek to achieve its objective by investing primarily in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management have better than average potential for appreciation. The Fund tries to stay fully invested in such stocks, regardless of the movement of stock prices generally.



                                   125 of 134

             The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. All securities in the Fund's portfolio are listed on major stock exchanges or traded over-the-counter.

             (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Owners will receive cash from the Company.)

12. The section entitled "FEDERAL TAX STATUS" in the prospectus is amended by adding the following paragraphs at the end:

             Recent changes to the Code permit the rollover of most Distributions from qualified Plans to other qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled over to other Tax Sheltered Annuities, Individual Retirement Accounts or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

             1. one of series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or c) for a specified period of ten years or more; and

             2.  a required minimum Distribution

             Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to a Qualified Plan, Individual Retirement Account, or Individual Retirement Annuity.

             You should consult your financial or tax consultant to discuss in detail your particular tax situation and the use of the Contracts.


                                   126 of 134

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                Issued Through The Nationwide DC Variable Account
    (Supplement Dated                  to Prospectus Dated November 2, 1996)

This supplement updates certain information contained in the Prospectus and should be kept for future reference. This supplement is for use exclusively with Contracts issued which offer Nationwide Asset Allocation Funds.

1.   The "GLOSSARY OF TERMS" is hereby amended to add the following definition:

              NATIONWIDE ASSET ALLOCATION FUND ("ASSET ALLOCATION FUND") - One of a series of Underlying Mutual Funds advised by Nationwide Financial Services, Inc., each of which has been constructed as a "fund of funds".

2. The section entitled "SUMMARY OF CONTRACT EXPENSES" on page 5 of the Prospectus is hereby amended to include the following information:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of Underlying Mutual Fund average net assets)

                                                   --------------------------------------------------------
                                                   Management Fees      Other Expenses    Total Fund Annual
                                                                                               Expenses
-----------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Aggressive Fund                                         0.50%               0.00%               0.50%
-----------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderately Aggressive Fund                              0.50%               0.00%               0.50%
-----------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderate Fund                                           0.50%               0.00%               0.50%
-----------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderately Conservative Fund                            0.50%               0.00%               0.50%
-----------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Conservative Fund                                       0.50%               0.00%               0.50%
-----------------------------------------------------------------------------------------------------------



                                   127 of 134

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.


                                                                         -----------------------------------------------------------
                                                                         If you surrender your Contract at the end of the applicable time period.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1 Yr.                     3 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------





                                   128 of 134

                               EXAMPLE Continued

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                           --------------------------------------
                                                                            If you surrender your Contract at the
                                                                             end of the applicable time period.
------------------------------------------------------------------------------------------------------------------
                                                                             1 Yr.                     3 Yrs.
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund
------------------------------------------------------------------------------------------------------------------


                                   129 of 134

                                EXAMPLE CONTINUED

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                         -----------------------------------------------------------
                                                                         If you surrender your Contract at the end of the applicable time period.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1 Yr.                     3 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------

         The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.





                                   130 of 134

3. The section entitled "VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS" on page 21 of the Prospectus is hereby amended by adding the following sections:

     CONTRACT SURRENDER CHARGE

     Upon termination of the Contract, an Owner whose Contract is invested in the Nationwide Asset Allocation Funds will be assessed a surrender charge calculated using a market value adjustment formula which only applies to the fixed interest contract portion of each Asset Allocation Fund. The market value adjustment is the amount which the Company determines, in accordance with its then current procedures applicable to all fixed interest contracts of this type and class, would be the net capital loss, if any, resulting to the Company if investments were liquidated to make the lump sum withdrawal. The then current Company procedures for determination of the market value adjustment will be provided to the Owner on request.

     ASSET ALLOCATION FUND CHARGES

     A Participant Account will be assessed a market value adjustment against the fixed interest contract portion of an Asset Allocation Fund for any exchange or transfer from such Asset Allocation Fund, when certain restrictions are exceeded (said restrictions are more fully set forth in the Section entitled "Exchanges and Transfers for Asset Allocation Funds"). The Company reserves the right to change the percentage of said market value adjustment on a quarterly basis.

     The section entitled "DESCRIPTION OF THE CONTRACTS - EXCHANGE PRIVILEGE" on Page 24 of the Prospectus is hereby amended by adding the following sentence at the end of the first paragraph:

              Exchanges and transfers from the Asset Allocations are also subject to the provisions of the "Exchanges and Transfers for the Asset Allocation Funds" set forth below.

4. The section entitled "DESCRIPTION OF THE CONTRACTS" on Page 24 of the Prospectus is hereby amended by adding the following section after the "EXCHANGE PRIVILEGE" section:

     EXCHANGES AND TRANSFERS FOR ASSET ALLOCATION FUNDS

     The Company will permit the Owner or the Participant, if the Plan so provides, to exchange or transfer amounts among the Asset Allocation Funds as frequently as permitted by the Plan. Exchanges or transfers from another investment vehicle to an Asset Allocation Fund are permitted, subject to the limits and rules as set by any such other investment provider.

     The following provisions apply to exchanges and transfers from an Asset Allocation Fund. Fifty percent (50%) of a Participant Account may be exchanged or transferred out of any Asset Allocation Fund per calendar year. There will be no charge for such exchange or transfer. In the event more than 50% of a Participant Account is exchanged or transferred in a calendar year, then such exchange or transfer shall be subject to market value adjustment (see "Asset Allocation Fund Charge"). One hundred percent (100%) of a Participant Account value in each Asset Allocation Fund can be exchanged or transferred over a two year period, free of charge, subject to all of the following requirements:

        1) At least 50% of a Participant Account must be exchanged or transferred during the first calendar year. Any exchange or transfer exceeding 50% is subject to the charge described in the section entitled "Asset Allocation Fund Charges";

        2) Upon such election, no new deferrals or exchanges will be allowed into the Asset Allocation Fund until after a Participant's Account value reaches zero; and

        3) 100% of the Participant Account must be exchanged or transferred in one transaction during the second calendar year.

     In the event the above conditions are not met, the election of this option will have been deemed canceled and the Participant Account shall then be permitted to only transfer 50% of the Participant Account within such calendar year without incurring the Asset Allocation Fund charge as described above.



                                   131 of 134

5. The section entitled "SUSPENSION AND TERMINATION" on page 24 of the Prospectus is hereby amended by adding the following sentence.

              "Upon such termination by the Owner, payment of Contract Values will be subject to any applicable Contingent Deferred Sales Charge and Contract Surrender Charge."

6. The Appendix located on page 34 of the Prospectus is hereby amended to include the following information:

              Each Asset Allocation Fund seeks to maximize total investment return (i.e., capital growth and income) subject to its investment restrictions and asset allocation policies. Each Fund has been constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"); some of the Underlying Funds will invest primarily in equity securities ("Equity Funds") while others will invest primarily in bonds and other fixed income securities ("Bond Funds"). The Underlying Funds will include portfolios advised by the Asset Allocation Funds' investment adviser, Nationwide Financial Services, Inc. ("NFS"), as well as other mutual funds which are not affiliated with the Funds advised by NFS. Each of the Asset Allocation Funds, except the Nationwide Asset Allocation - Aggressive Fund will also invest in a fixed interest contract issued by the Company (the "Nationwide Contract").

                Nationwide Asset Allocation        Seeks to provide growth of
                - Aggressive Fund --               capital. It will invest in
                                                   Equity Funds. It is generally
                                                   appropriate for investors
                                                   looking for high returns over
                                                   an investment time horizon of
                                                   at least 15 years and having
                                                   a higher tolerance for market
                                                   fluctuations.

               Nationwide Asset Allocation         Seeks to provide growth of
               - Moderately Aggressive Fund --     capital. It will invest
                                                   primarily in Equity Funds,
                                                   but the Fund will attempt to
                                                   reduce its volatility by also
                                                   investing in the Nationwide
                                                   Contract and Bond Funds. It
                                                   is generally appropriate for
                                                   moderate investors looking
                                                   for high returns over an
                                                   investment horizon of at
                                                   least 15 years or for more
                                                   aggressive investors over an
                                                   investment horizon of 10 to
                                                   15 years.

             Nationwide Asset Allocation           Seeks growth of capital and
             - Moderate Fund                       income. It will also invest
                                                   primarily in Equity Funds,
                                                   but will invest a significant
                                                   percentage of its assets in
                                                   the Nationwide Contract and
                                                   Bond Funds. It is appropriate
                                                   for moderate investors
                                                   seeking moderate returns over
                                                   an investment time horizon of
                                                   between 10 and 15 years, as
                                                   well as more conservative
                                                   investors over an investment
                                                   time horizon of over 15 years
                                                   and more aggressive investors
                                                   over an investment time
                                                   horizon of 5 to 10 years.


                                   132 of 134

            Nationwide Asset Allocation            Seeks income and,
            - Moderately Conservative Fund --      secondarily, long term growth
                                                   of capital. It will generally
                                                   invest half of its assets in
                                                   Equity funds with the
                                                   remainder in the Nationwide
                                                   Contract and Bond Funds. It
                                                   is appropriate for moderate
                                                   investors seeking lower
                                                   fluctuations in returns
                                                   combined with some of the
                                                   upside potential of equity
                                                   investments over an
                                                   investment time horizon of
                                                   between five and 10 years, as
                                                   well as more conservative
                                                   investors over an investment
                                                   time horizon of between 10
                                                   and 15 years and more
                                                   aggressive investors over an
                                                   investment time horizon of
                                                   less than 5 years.

            Nationwide Asset Allocation            Seeks income and secondarily,
            - Conservative Fund --                 long term growth of capital.
                                                   It will invest primarily in a
                                                   fixed income combination of
                                                   the Nationwide Contract and
                                                   the Bond Funds, with a
                                                   smaller investment in Equity
                                                   Funds. It is appropriate for
                                                   investors seeking lower
                                                   fluctuations in returns over
                                                   an investment time horizon of
                                                   less than five years, as well
                                                   as more conservative
                                                   investors with an investment
                                                   time horizon of between five
                                                   and 10 years.


                                   133 of 134

                                   SIGNATURES


         As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE DC VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.


                                           NATIONWIDE DC VARIABLE ACCOUNT
                                   ---------------------------------------------
                                                   (Registrant)


                                         NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------------------
                                                   (Depositor)


                                                By /s/ W. SIDNEY DRUEN
                                   ---------------------------------------------
                                                   W. Sidney Druen,
                                      Senior Vice President and General Counsel
                                              and Assistant Secretary

         As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of December, 1996.


     SIGNATURE                                    TITLE
/s/ LEWIS J. ALPHIN                              Director
-------------------------------
Lewis J. Alphin

/s/ KEITH W. ECKEL                               Director
-------------------------------
Keith W. Eckel

/s/ WILLARD J. ENGEL                             Director
-------------------------------
Willard J. Engel

/s/ FRED C. FINNEY                               Director
-------------------------------
Fred C. Finney

/s/ JOSEPH J. GASPER                          President/Chief
-------------------------------       Operating Officer and Director
Joseph J. Gasper

/s/ CHARLES L. FUELLGRAF, JR.                    Director
-------------------------------
Charles L. Fuellgraf, Jr.

/s/ HENRY S. HOLLOWAY                      Chairman of the Board
-------------------------------                 and Director
Henry S. Holloway

/s/ D. RICHARD McFERSON                Chairman and Chief Executive
-------------------------------        Officer-Nationwide Insurance
D. Richard McFerson                      Enterprise and Director

/s/ DAVID O. MILLER                              Director
-------------------------------
David O. Miller

/s/ C. RAY NOECKER                               Director
-------------------------------
C. Ray Noecker

/s/ ROBERT A. OAKLEY                     Executive Vice President-
-------------------------------          Chief Financial Officer
Robert A. Oakley

/s/ JAMES F. PATTERSON                           Director                  By       /s/ W. SIDNEY DRUEN
-------------------------------                                               ---------------------------------
James F. Patterson                                                            W. Sidney Druen, Attorney-in-Fact

/s/ ARDEN L. SHISLER                             Director
-------------------------------
Arden L. Shisler

/s/ ROBERT L. STEWART                            Director
-------------------------------
Robert L. Stewart

/s/ NANCY C. THOMAS                              Director
-------------------------------
Nancy C. Thomas

/s/ HAROLD W. WEIHL                              Director
-------------------------------
Harold W. Weihl



                                   134 of 134

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director